GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Belgium – 0.9%
167	Elia Group SA/NV (Utilities)	$ 20,136
2,103	Umicore SA (Materials)	58,292

		78,428

Brazil – 0.3%
3,521	Centrais Eletricas Brasileiras SA (Utilities)	24,267
849	Cosan SA (Energy)	2,486
290	Energisa SA (Utilities)	2,494

		29,247

Canada – 3.6%
3,963	Algonquin Power & Utilities Corp. (Utilities)	33,353
586	Atco Ltd., Class I (Utilities)	17,990
2,472	Ballard Power Systems, Inc. (Industrials)*	10,348
1,061	Boralex, Inc., Class A (Utilities)	29,278
83	Capital Power Corp. (Utilities)	2,777
2,758	Fortis, Inc. (Utilities)	115,855
1,808	Hydro One Ltd. (Utilities)(a)	51,461
2,559	Northland Power, Inc. (Utilities)	56,064
124	SNC-Lavalin Group, Inc. (Industrials)	2,892
88	WSP Global, Inc. (Industrials)	10,891

		330,909

China – 18.6%
1,500	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)*	10,323
7,100	Beijing Jingyuntong Technology Co. Ltd., Class A (Information Technology)	6,008
3,000	BYD Co. Ltd., Class A (Consumer Discretionary)	106,792
11,400	CECEP Solar Energy Co. Ltd., Class A (Utilities)	11,183
18,900	CECEP Wind-Power Corp., Class A (Utilities)*	10,212
7,500	China Baoan Group Co. Ltd., Class A (Industrials)	12,725
23,040	China Datang Corp Renewable Power Co. Ltd., Class H (Utilities)	8,300
34,800	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	39,031
55,100	China National Nuclear Power Co. Ltd., Class A (Utilities)	54,437

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,166	China Suntien Green Energy Corp. Ltd., Class H (Energy)	$ 3,844
83,600	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	63,705
12,780	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	396,665
1,900	Dajin Heavy Industry Co. Ltd., Class A (Industrials)	8,847
388	Daqo New Energy Corp. ADR (Information Technology)*	13,949
6,000	Eve Energy Co. Ltd., Class A (Industrials)	53,889
300	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	2,610
17,100	GCL System Integration Technology Co. Ltd., Class A (Information Technology)*	7,007
210,801	GCL Technology Holdings Ltd. (Information Technology)*	45,778
15,000	GEM Co. Ltd., Class A (Materials)	14,041
1,150	Ginlong Technologies Co. Ltd., Class A (Industrials)*	16,108
312	GoodWe Technologies Co. Ltd., Class A (Industrials)	10,212
5,200	Gotion High-tech Co. Ltd., Class A (Industrials)	19,418
1,300	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)	8,554
5,600	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	32,135
5,432	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	23,357
2,700	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	6,866
1,220	Hoyuan Green Energy Co. Ltd., Class A (Industrials)	13,222
9,604	JA Solar Technology Co. Ltd., Class A (Information Technology)	48,520
4,600	Jilin Electric Power Co. Ltd., Class A (Utilities)*	3,647
261	JinkoSolar Holding Co. Ltd. ADR (Information Technology)*	10,939
22,160	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	89,625

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
920	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A (Industrials)	$ 4,714
6,600	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	16,274
1,300	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	10,501
184	NXP Semiconductors NV (Information Technology)	32,954
2,600	Risen Energy Co. Ltd., Class A (Information Technology)*	8,538
435	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	2,168
1,200	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	7,918
800	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	12,345
1,700	Shenzhen Kstar Science And Technology Co. Ltd., Class A (Industrials)	9,240
600	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	8,052
3,696	Shenzhen Senior Technology Material Co. Ltd., Class A (Materials)	8,392
700	Sineng Electric Co. Ltd., Class A (Industrials)*	4,645
4,300	Sungrow Power Supply Co. Ltd., Class A (Industrials)	66,463
768	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	17,029
6,300	TBEA Co. Ltd., Class A (Industrials)	19,778
9,400	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	49,006
6,924	Tianneng Power International Ltd. (Consumer Discretionary)(b)	7,960
5,300	Titan Wind Energy Suzhou Co. Ltd., Class A (Industrials)	11,573
13,200	Tongwei Co. Ltd., Class A (Information Technology)	63,205
6,329	Trina Solar Co. Ltd., Class A (Information Technology)	34,906
480	Wuhan DR Laser Technology Corp. Ltd., Class A (Information Technology)	6,739

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
451	Wuxi Autowell Technology Co. Ltd., Class A (Information Technology)	$ 11,132
2,300	Xiamen Tungsten Co. Ltd., Class A (Materials)*	5,829
4,633	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	27,762
10,100	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	15,421
1,933	Xinte Energy Co. Ltd., Class H (Industrials)*(b)	4,119
1,123	Xinyi Glass Holdings Ltd. (Industrials)	1,661
24,345	Xinyi Solar Holdings Ltd. (Information Technology)	24,039
3,500	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	12,844
3,800	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	36,769

		1,693,925

Czech Republic – 0.5%
931	CEZ AS (Utilities)	41,698

Denmark – 5.0%
1,861	Orsted AS (Utilities)(a)	162,516
10,209	Vestas Wind Systems A/S (Industrials)*	289,878

		452,394

Finland – 1.2%
307	Fortum OYJ (Utilities)	4,068
2,753	Neste OYJ (Energy)	103,810

		107,878

France – 0.9%
1,231	Engie SA (Utilities)	18,428
620	Neoen SA (Utilities)(a)	18,534
400	Vinci SA (Industrials)	45,339

		82,301

Germany – 4.0%
635	BASF SE (Materials)	30,068
1,086	Encavis AG (Utilities)*	17,517
12,870	E.ON SE (Utilities)	155,181

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
871	Infineon Technologies AG (Information Technology)	$ 32,249
1,604	Nordex SE (Industrials)*(b)	19,298
444	RWE AG (Utilities)	18,517
2,533	Siemens Energy AG (Industrials)*	64,108
108	SMA Solar Technology AG (Information Technology)*	11,572
204	VERBIO Vereinigte BioEnergie AG (Energy)	7,247
84	Wacker Chemie AG (Materials)	11,122

		366,879

Greece – 0.1%
552	Terna Energy SA (Utilities)	11,852

India – 1.0%
4,692	Adani Green Energy Ltd. (Utilities)*	55,449
24,337	NHPC Ltd. (Utilities)	12,781
2,100	Power Grid Corp. of India Ltd. (Utilities)	5,936
69,853	Suzlon Energy Ltd. (Industrials)*	9,921
1,029	Tata Power Co. Ltd. (The) (Utilities)	2,656

		86,743

Israel – 0.2%
1,042	Enlight Renewable Energy Ltd. (Utilities)*	19,382

Italy – 4.0%
42,038	Enel SpA (Utilities)	262,536
1,726	Eni SpA (Energy)	22,909
462	ERG SpA (Utilities)	12,639
8,183	Terna - Rete Elettrica Nazionale (Utilities)	68,326

		366,410

Japan – 2.3%
305	Denso Corp. (Consumer Discretionary)	18,798
650	Hitachi Ltd. (Industrials)	37,433
234	Kyocera Corp. (Information Technology)	13,275
1,173	Marubeni Corp. (Industrials)	16,724
350	NIDEC Corp. (Industrials)	17,385
1,528	Panasonic Holdings Corp. (Consumer Discretionary)	15,973
814	Renesas Electronics Corp. (Information Technology)*	13,342
382	RENOVA, Inc. (Utilities)*	4,408

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
61	Rohm Co. Ltd. (Information Technology)	$ 5,156
3,543	SUMCO Corp. (Information Technology)	50,489
298	Toshiba Corp. (Industrials)	9,596
222	West Holdings Corp. (Utilities)	4,508

		207,087

Norway – 0.1%
9,921	NEL ASA (Industrials)*	12,527

Portugal – 0.1%
1,969	EDP – Energias de Portugal SA (Utilities)	9,576

Singapore – 0.2%
463	STMicroelectronics NV (Information Technology)	20,038

South Korea – 6.2%
204	CS Wind Corp. (Industrials)	12,142
280	Doosan Enerbility Co. Ltd. (Industrials)*	3,392
194	Ecopro Co. Ltd. (Materials)	82,292
578	Hanwha Galleria Corp. (Consumer Discretionary)*	720
513	Hanwha Solutions Corp. (Materials)*	17,297
240	L&F Co. Ltd. (Information Technology)	48,823
244	LG Chem Ltd. (Materials)	127,400
56	OCI Co. Ltd. (Materials)*	6,097
124	OCI Holdings Co. Ltd. (Materials)	8,053
484	Samsung SDI Co. Ltd. (Information Technology)	261,829

		568,045

Spain – 3.2%
138	Acciona SA (Utilities)	22,260
225	Endesa SA (Utilities)	4,853
20,843	Iberdrola SA (Utilities)	253,316
847	Solaria Energia y Medio Ambiente SA (Utilities)*	11,463

		291,892

Switzerland – 0.9%
1,136	ABB Ltd. (Industrials)	41,332
114	BKW AG (Utilities)	20,365

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
37,299	Meyer Burger Technology AG (Information Technology)*	$ 23,420

		85,117

Taiwan – 0.4%
1,313	Delta Electronics, Inc. (Information Technology)	13,524
5,263	Sino-American Silicon Products, Inc. (Information Technology)	27,234

		40,758

Thailand – 0.3%
15,295	Energy Absolute PCL NVDR (Utilities)	28,568

United Kingdom – 4.8%
4,168	Drax Group PLC (Utilities)	28,588
19,040	National Grid PLC (Utilities)(b)	260,996
6,280	SSE PLC (Utilities)	146,445

		436,029

United States – 39.7%
3,804	AES Corp. (The) (Utilities)	75,091
178	Alliant Energy Corp. (Utilities)	9,160
365	American Electric Power Co., Inc. (Utilities)	30,339
388	Archer-Daniels-Midland Co. (Consumer Staples)	27,412
1,487	Array Technologies, Inc. (Industrials)*	32,967
411	Avangrid, Inc. (Utilities)	15,425
52	Avista Corp. (Utilities)	2,150
1,723	Bloom Energy Corp., Class A (Industrials)*	23,640
1,328	Brookfield Renewable Corp., Class A (Utilities)	44,511
105	Bunge Ltd. (Consumer Staples)	9,727
473	Clearway Energy, Inc., Class C (Utilities)	13,589
252	Consolidated Edison, Inc. (Utilities)	23,512
591	Dominion Energy, Inc. (Utilities)	29,715
120	DTE Energy Co. (Utilities)	12,912
546	Duke Energy Corp. (Utilities)	48,752
3,975	Edison International (Utilities)	268,392
33	EMCOR Group, Inc. (Industrials)	5,440
412	Emerson Electric Co. (Industrials)	32,004
1,215	Enovix Corp. (Industrials)*(b)	16,123

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,386	Enphase Energy, Inc. (Information Technology)*	$ 240,998
316	Enviva, Inc. (Energy)	2,774
697	Exelon Corp. (Utilities)	27,636
1,053	First Solar, Inc. (Information Technology)*	213,717
402	Fluence Energy, Inc. (Industrials)*	9,970
4,220	FuelCell Energy, Inc. (Industrials)*	8,946
363	Generac Holdings, Inc. (Industrials)*	39,538
2,851	General Electric Co. (Industrials)	289,462
595	Green Plains, Inc. (Energy)*	17,255
911	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (Financials)	21,436
466	Itron, Inc. (Information Technology)*	31,562
43	MasTec, Inc. (Industrials)*	4,358
6,283	NextEra Energy, Inc. (Utilities)	461,549
41	NorthWestern Corp. (Utilities)	2,320
306	ON Semiconductor Corp. (Information Technology)*	25,582
495	Ormat Technologies, Inc. (Utilities)	42,125
5,976	Plug Power, Inc. (Industrials)*(b)	49,720
354	Public Service Enterprise Group, Inc. (Utilities)	21,152
100	Quanta Services, Inc. (Industrials)	17,758
2,394	QuantumScape Corp. (Consumer Discretionary)*(b)	15,537
4,226	REC Silicon ASA (Information Technology)*	6,377
1,464	Schneider Electric SE (Industrials)	251,815
1,526	Sempra Energy (Utilities)	219,027
577	SolarEdge Technologies, Inc. (Information Technology)*	164,347
1,030	Sunnova Energy International, Inc. (Utilities)*(b)	18,190
884	SunPower Corp. (Industrials)*	9,370
2,155	Sunrun, Inc. (Industrials)*	38,014
2,257	Tesla, Inc. (Consumer Discretionary)*	460,270
542	Texas Instruments, Inc. (Information Technology)	94,243
46	Timken Co. (The) (Industrials)	3,291
15	Valmont Industries, Inc. (Industrials)	3,934
1,284	Wolfspeed, Inc. (Information Technology)*	61,683

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
388	Xcel Energy, Inc. (Utilities)	$ 25,333

		3,620,150

TOTAL COMMON STOCKS (Cost $9,555,162)		$8,987,833

Shares	Description	Rate	Value

Preferred Stock – 0.1%
Brazil – 0.1%
1,414	Centrais Eletricas Brasileiras SA, Class B (Utilities)
(Cost $11,810)		3.79%	$ 10,877

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $9,566,972)			$8,998,710

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 4.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
439,614	5.003%	$ 439,614
(Cost $439,614)

TOTAL INVESTMENTS – 103.4% (Cost $10,006,586)		$9,438,324

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.4)%		(316,375)

NET ASSETS – 100.0%		$9,121,949

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS BLOOMBERG CLEAN ENERGY EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value

Utilities	38.5%
Industrials	23.1
Information Technology	20.3
Consumer Discretionary	6.6
Materials	4.5
Energy	1.7
Consumer Staples	0.4
Financials	0.2
Securities Lending Reinvestment Vehicle	4.7

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 4.4%
11,844	Activision Blizzard, Inc.*	$ 949,889
8,470	Alphabet, Inc., Class A*	1,040,709
52,267	AT&T, Inc.	822,160
2,487	Charter Communications, Inc., Class A*	811,135
21,815	Comcast Corp., Class A	858,420
7,130	Electronic Arts, Inc.	912,640
25,233	Interpublic Group of Cos., Inc. (The)	938,415
3,717	Meta Platforms, Inc., Class A*	983,964
2,800	Netflix, Inc.*	1,106,644
9,936	Omnicom Group, Inc.	876,256
38,993	Paramount Global, Class B	593,084
42,325	Pinterest, Inc., Class A*	1,013,261
26,084	ROBLOX Corp., Class A*	1,091,876
109,279	Snap, Inc., Class A*	1,114,646
6,437	Spotify Technology SA*	958,469
7,277	Take-Two Interactive Software, Inc.*	1,002,261
6,400	T-Mobile US, Inc.*	878,400
14,175	Trade Desk, Inc. (The), Class A*	993,384
23,635	Verizon Communications, Inc.	842,115
8,817	Walt Disney Co. (The)*	775,543
69,914	Warner Bros Discovery, Inc.*	788,630

		19,351,901

Consumer Discretionary – 8.2%
7,506	Airbnb, Inc., Class A*	823,934
8,537	Amazon.com, Inc.*	1,029,391
331	AutoZone, Inc.*	790,044
12,173	Best Buy Co., Inc.	884,612
334	Booking Holdings, Inc.*	837,929
4,803	Burlington Stores, Inc.*	722,659
437	Chipotle Mexican Grill, Inc.*	907,426
5,938	Darden Restaurants, Inc.	941,292
1,845	Deckers Outdoor Corp.*	876,375
2,838	Domino’s Pizza, Inc.	822,594
14,307	DoorDash, Inc., Class A*	934,104
8,131	D.R. Horton, Inc.	868,716
19,738	eBay, Inc.	839,655
8,929	Etsy, Inc.*	723,695
9,700	Expedia Group, Inc.*	928,387
75,317	Ford Motor Co.	903,804
9,092	Garmin Ltd.	937,840
27,125	General Motors Co.	879,121
5,192	Genuine Parts Co.	773,245

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
6,100	Hilton Worldwide Holdings, Inc.	$ 830,332
3,022	Home Depot, Inc. (The)	856,586
14,364	Las Vegas Sands Corp.*	791,887
7,848	Lennar Corp., Class A	840,678
15,519	LKQ Corp.	818,627
4,289	Lowe’s Cos., Inc.	862,647
5,009	Marriott International, Inc., Class A	840,460
3,032	McDonald’s Corp.	864,454
20,013	MGM Resorts International	786,311
7,075	NIKE, Inc., Class B	744,714
153	NVR, Inc.*	849,796
964	O’Reilly Automotive, Inc.*	870,791
2,534	Pool Corp.	801,327
13,424	PulteGroup, Inc.	887,058
8,545	Ross Stores, Inc.	885,433
13,183	Royal Caribbean Cruises Ltd.*	1,067,427
8,596	Starbucks Corp.	839,313
56,129	Stellantis NV	858,774
5,465	Tesla, Inc.*	1,114,477
11,438	TJX Cos., Inc. (The)	878,324
3,674	Tractor Supply Co.	770,034
1,703	Ulta Beauty, Inc.*	697,940
6,530	Yum! Brands, Inc.	840,346

		36,022,559

Consumer Staples – 6.7%
18,973	Altria Group, Inc.	842,781
11,824	Archer-Daniels-Midland Co.	835,366
13,787	Brown-Forman Corp., Class B	851,623
9,812	Bunge Ltd.	908,984
9,149	Church & Dwight Co., Inc.	845,825
5,041	Clorox Co. (The)	797,385
14,004	Coca-Cola Co. (The)	835,479
11,019	Colgate-Palmolive Co.	819,593
23,256	Conagra Brands, Inc.	810,937
3,908	Constellation Brands, Inc., Class A	949,527
1,812	Costco Wholesale Corp.	926,947
4,105	Dollar General Corp.	825,475
5,831	Dollar Tree, Inc.*	786,485
4,350	Estee Lauder Cos., Inc. (The), Class A	800,531
9,997	General Mills, Inc.	841,348
3,242	Hershey Co. (The)	841,947
21,926	Hormel Foods Corp.	838,670

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
5,621	J M Smucker Co. (The)	$ 823,982
12,472	Kellogg Co.	832,755
27,167	Keurig Dr Pepper, Inc.	845,437
6,101	Kimberly-Clark Corp.	819,242
21,804	Kraft Heinz Co. (The)	833,349
18,171	Kroger Co. (The)	823,691
7,941	Lamb Weston Holdings, Inc.	883,039
10,081	McCormick & Co., Inc.	864,244
11,591	Mondelez International, Inc., Class A	850,895
15,453	Monster Beverage Corp.*	905,855
4,647	PepsiCo, Inc.	847,380
9,239	Philip Morris International, Inc.	831,602
5,701	Procter & Gamble Co. (The)	812,393
11,898	Sysco Corp.	832,265
5,740	Target Corp.	751,538
14,622	Tyson Foods, Inc., Class A	740,458
27,712	Walgreens Boots Alliance, Inc.	841,613
5,939	Walmart, Inc.	872,261

		29,370,902

Energy – 4.9%
26,190	APA Corp.	832,318
32,540	Baker Hughes Co.	886,715
6,086	Cheniere Energy, Inc.	850,640
5,664	Chevron Corp.	853,112
9,292	ConocoPhillips	922,696
37,044	Coterra Energy, Inc.	861,273
18,078	Devon Energy Corp.	833,396
6,830	Diamondback Energy, Inc.	868,435
8,089	EOG Resources, Inc.	867,869
27,765	EQT Corp.	965,389
8,201	Exxon Mobil Corp.	837,978
30,245	Halliburton Co.	866,519
6,618	Hess Corp.	838,302
53,675	Kinder Morgan, Inc.	864,704
40,038	Marathon Oil Corp.	887,242
8,019	Marathon Petroleum Corp.	841,273
15,044	Occidental Petroleum Corp.	867,437
14,121	ONEOK, Inc.	800,096
9,494	Phillips 66	869,745
4,302	Pioneer Natural Resources Co.	857,991
19,631	Schlumberger NV	840,796
12,489	Targa Resources Corp.	849,876

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
631	Texas Pacific Land Corp.	$ 822,635
8,269	Valero Energy Corp.	885,114
30,608	Williams Cos., Inc. (The)	877,225

		21,548,776

Financials – 14.3%
13,073	Aflac, Inc.	839,417
8,029	Allstate Corp. (The)	870,745
5,814	American Express Co.	921,868
17,289	American International Group, Inc.	913,378
3,039	Ameriprise Financial, Inc.	907,050
2,789	Aon PLC, Class A	859,821
14,642	Apollo Global Management, Inc.	978,818
11,860	Arch Capital Group Ltd.*	826,642
10,868	Ares Management Corp., Class A	946,494
4,243	Arthur J Gallagher & Co.	850,000
31,644	Bank of America Corp.	879,387
21,603	Bank of New York Mellon Corp. (The)	868,441
2,748	Berkshire Hathaway, Inc., Class B*	882,328
1,369	BlackRock, Inc.	900,186
10,639	Blackstone, Inc.	911,124
15,133	Block, Inc.*	913,882
13,758	Brown & Brown, Inc.	857,536
9,995	Capital One Financial Corp.	1,041,579
6,467	Cboe Global Markets, Inc.	856,360
18,186	Charles Schwab Corp. (The)	958,220
4,488	Chubb Ltd.	833,870
8,537	Cincinnati Financial Corp.	823,821
19,364	Citigroup, Inc.	858,213
32,958	Citizens Financial Group, Inc.	849,657
4,879	CME Group, Inc.	872,121
9,258	Discover Financial Services	951,167
2,364	Everest Re Group Ltd.	803,807
2,268	FactSet Research Systems, Inc.	872,931
16,896	Fidelity National Information Services, Inc.	922,015
36,249	Fifth Third Bancorp	879,763
7,452	Fiserv, Inc.*	836,040
4,291	FleetCor Technologies, Inc.*	972,126
8,525	Global Payments, Inc.	832,807
2,695	Goldman Sachs Group, Inc. (The)(a)	872,911
12,809	Hartford Financial Services Group, Inc. (The)	877,673
86,424	Huntington Bancshares, Inc.	891,031
8,425	Intercontinental Exchange, Inc.	892,629

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,814	Jack Henry & Associates, Inc.	$ 888,902
6,515	JPMorgan Chase & Co.	884,151
90,617	KeyCorp	846,363
17,524	KKR & Co., Inc.	902,311
4,618	LPL Financial Holdings, Inc.	899,494
7,458	M&T Bank Corp.	888,695
665	Markel Group, Inc.*	874,295
2,962	MarketAxess Holdings, Inc.	806,878
4,989	Marsh & McLennan Cos., Inc.	863,995
2,370	Mastercard, Inc., Class A	865,097
14,960	MetLife, Inc.	741,268
2,928	Moody’s Corp.	927,825
10,315	Morgan Stanley	843,354
1,904	MSCI, Inc.	895,889
16,468	Nasdaq, Inc.	911,504
11,979	Northern Trust Corp.	861,530
12,374	PayPal Holdings, Inc.*	767,064
7,537	PNC Financial Services Group, Inc. (The)	873,011
12,510	Principal Financial Group, Inc.	818,905
7,337	Progressive Corp. (The)	938,476
10,724	Prudential Financial, Inc.	843,872
10,347	Raymond James Financial, Inc.	934,851
52,978	Regions Financial Corp.	914,930
2,520	S&P Global, Inc.	925,924
12,784	State Street Corp.	869,568
32,018	Synchrony Financial	991,277
8,361	T. Rowe Price Group, Inc.	895,965
4,966	Travelers Cos., Inc. (The)	840,446
30,360	Truist Financial Corp.	925,069
29,069	US Bancorp	869,163
3,943	Visa, Inc., Class A	871,521
15,364	W R Berkley Corp.	855,468
22,819	Wells Fargo & Co.	908,424
3,972	Willis Towers Watson PLC	869,272

		62,640,615

Health Care – 12.8%
8,004	Abbott Laboratories	816,408
5,957	AbbVie, Inc.	821,828
6,593	Agilent Technologies, Inc.	762,612
2,949	Align Technology, Inc.*	833,564
4,504	Alnylam Pharmaceuticals, Inc.*	833,285
5,344	AmerisourceBergen Corp.	909,282

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,848	Amgen, Inc.	$ 849,061
43,749	Avantor, Inc.*	872,355
19,055	Baxter International, Inc.	775,920
3,391	Becton Dickinson & Co.	819,808
2,873	Biogen, Inc.*	851,586
9,574	BioMarin Pharmaceutical, Inc.*	832,364
10,676	Bio-Techne Corp.	873,190
16,925	Boston Scientific Corp.*	871,299
13,320	Bristol-Myers Squibb Co.	858,341
10,878	Cardinal Health, Inc.	895,259
12,982	Centene Corp.*	810,207
4,644	Charles River Laboratories International, Inc.*	898,057
3,617	Cigna Group (The)	894,882
2,340	Cooper Cos., Inc. (The)	869,380
12,688	CVS Health Corp.	863,165
3,619	Danaher Corp.	830,995
7,545	Dexcom, Inc.*	884,727
10,137	Edwards Lifesciences Corp.*	853,840
1,938	Elevance Health, Inc.	867,875
2,096	Eli Lilly & Co.	900,148
13,981	Exact Sciences Corp.*	1,140,570
11,412	GE HealthCare Technologies, Inc.	907,368
11,184	Gilead Sciences, Inc.	860,497
3,205	HCA Healthcare, Inc.	846,729
10,570	Hologic, Inc.*	833,867
8,078	Horizon Therapeutics PLC*	808,042
1,686	Humana, Inc.	846,153
1,875	IDEXX Laboratories, Inc.*	871,444
4,534	Illumina, Inc.*	891,611
13,091	Incyte Corp.*	805,751
2,789	Insulet Corp.*	764,883
2,937	Intuitive Surgical, Inc.*	904,126
4,788	IQVIA Holdings, Inc.*	942,805
5,459	Johnson & Johnson	846,473
3,942	Laboratory Corp. of America Holdings	837,793
2,497	McKesson Corp.	975,927
9,825	Medtronic PLC	813,117
7,506	Merck & Co., Inc.	828,737
598	Mettler-Toledo International, Inc.*	790,478
6,835	Moderna, Inc.*	872,898
3,003	Molina Healthcare, Inc.*	822,522
23,131	Pfizer, Inc.	879,441
6,525	Quest Diagnostics, Inc.	865,541

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,109	Regeneron Pharmaceuticals, Inc.*	$ 815,736
3,764	ResMed, Inc.	793,414
6,883	Revvity, Inc.	793,748
25,176	Royalty Pharma PLC, Class A	824,262
4,478	Seagen, Inc.*	876,345
4,751	STERIS PLC	950,057
3,096	Stryker Corp.	853,196
3,296	Teleflex, Inc.	773,736
1,618	Thermo Fisher Scientific, Inc.	822,688
1,822	UnitedHealth Group, Inc.	887,751
5,035	Veeva Systems, Inc., Class A*	834,300
2,571	Vertex Pharmaceuticals, Inc.*	831,898
97,514	Viatris, Inc.	892,253
3,015	Waters Corp.*	757,428
2,405	West Pharmaceutical Services, Inc.	804,785
6,359	Zimmer Biomet Holdings, Inc.	809,755
5,000	Zoetis, Inc.	815,050

		56,242,613

Industrials – 14.5%
8,644	3M Co.	806,572
6,146	AMETEK, Inc.	891,600
4,108	Automatic Data Processing, Inc.	858,531
3,973	Axon Enterprise, Inc.*	766,431
4,397	Boeing Co. (The)*	904,463
9,501	Booz Allen Hamilton Holding Corp.	955,611
5,651	Broadridge Financial Solutions, Inc.	829,115
8,389	Builders FirstSource, Inc.*	972,705
4,192	Carlisle Cos., Inc.	890,548
21,558	Carrier Global Corp.	881,722
4,115	Caterpillar, Inc.	846,661
8,519	C.H. Robinson Worldwide, Inc.	805,386
1,942	Cintas Corp.	916,896
11,255	Copart, Inc.*	985,825
11,979	CoStar Group, Inc.*	951,133
28,698	CSX Corp.	880,168
3,939	Cummins, Inc.	805,171
2,319	Deere & Co.	802,328
26,190	Delta Air Lines, Inc.*	951,483
6,142	Dover Corp.	818,913
5,172	Eaton Corp. PLC	909,755
10,453	Emerson Electric Co.	811,989
4,419	Equifax, Inc.	921,892

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
7,631	Expeditors International of Washington, Inc.	$ 841,776
16,441	Fastenal Co.	885,348
3,905	FedEx Corp.	851,212
13,879	Fortive Corp.	903,662
4,224	General Dynamics Corp.	862,456
8,803	General Electric Co.	893,769
11,271	Graco, Inc.	862,119
4,508	Honeywell International, Inc.	863,733
19,923	Howmet Aerospace, Inc.	851,708
3,242	Hubbell, Inc.	915,735
4,301	IDEX Corp.	856,587
3,844	Illinois Tool Works, Inc.	840,798
15,697	Ingersoll Rand, Inc.	889,392
7,732	Jacobs Solutions, Inc.	847,427
5,037	J.B. Hunt Transport Services, Inc.	841,028
15,062	Johnson Controls International PLC	899,201
4,743	L3Harris Technologies, Inc.	834,389
10,870	Leidos Holdings, Inc.	848,512
1,970	Lockheed Martin Corp.	874,700
16,561	Masco Corp.	800,227
4,354	Norfolk Southern Corp.	906,416
2,005	Northrop Grumman Corp.	873,157
2,777	Old Dominion Freight Line, Inc.	862,092
10,393	Otis Worldwide Corp.	826,347
12,307	PACCAR, Inc.	846,475
2,748	Parker-Hannifin Corp.	880,569
8,245	Paychex, Inc.	865,148
3,006	Paycom Software, Inc.	842,071
5,267	Quanta Services, Inc.	935,314
9,120	Raytheon Technologies Corp.	840,317
6,122	Republic Services, Inc.	867,059
3,199	Rockwell Automation, Inc.	891,241
3,394	Snap-on, Inc.	844,631
29,354	Southwest Airlines Co.	876,804
16,025	SS&C Technologies Holdings, Inc.	880,734
10,245	Stanley Black & Decker, Inc.	768,068
13,270	Textron, Inc.	821,015
4,988	Trane Technologies PLC	814,191
1,154	TransDigm Group, Inc.	892,792
13,477	TransUnion	970,074
23,505	Uber Technologies, Inc.*	891,545
4,544	Union Pacific Corp.	874,811
20,084	United Airlines Holdings, Inc.*	953,287

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,067	United Parcel Service, Inc., Class B	$ 846,189
2,504	United Rentals, Inc.	835,810
4,373	Verisk Analytics, Inc.	958,168
5,336	Waste Management, Inc.	864,005
9,129	Westinghouse Air Brake Technologies Corp.	845,619
1,304	W.W. Grainger, Inc.	846,322
8,537	Xylem, Inc.	855,407

		63,504,355

Information Technology – 17.3%
3,219	Accenture PLC, Class A	984,756
2,539	Adobe, Inc.*	1,060,769
10,904	Advanced Micro Devices, Inc.*	1,288,962
11,359	Akamai Technologies, Inc.*	1,046,391
11,846	Amphenol Corp., Class A	893,781
4,893	Analog Devices, Inc.	869,437
2,886	ANSYS, Inc.*	933,881
5,282	Apple, Inc.	936,234
7,940	Applied Materials, Inc.	1,058,402
6,591	Arista Networks, Inc.*	1,096,347
6,143	Atlassian Corp., Class A*	1,110,593
4,600	Autodesk, Inc.*	917,194
1,455	Broadcom, Inc.	1,175,582
4,310	Cadence Design Systems, Inc.*	995,222
5,373	CDW Corp.	922,490
19,381	Cisco Systems, Inc.	962,654
21,052	Cloudflare, Inc., Class A*	1,455,956
15,056	Cognizant Technology Solutions Corp., Class A	940,849
27,738	Corning, Inc.	854,608
7,575	Crowdstrike Holdings, Inc., Class A*	1,212,985
13,501	Datadog, Inc., Class A*	1,281,380
5,745	Enphase Energy, Inc.*	998,941
11,963	Entegris, Inc.	1,259,106
3,277	EPAM Systems, Inc.*	840,944
1,213	Fair Isaac Corp.*	955,444
5,109	First Solar, Inc.*	1,036,923
14,558	Fortinet, Inc.*	994,748
2,916	Gartner, Inc.*	999,780
52,853	Gen Digital, Inc.	927,042
12,208	GoDaddy, Inc., Class A*	895,823
63,797	Hewlett Packard Enterprise Co.	919,953
29,755	HP, Inc.	864,680

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,130	HubSpot, Inc.*	$ 1,103,319
29,413	Intel Corp.	924,745
7,196	International Business Machines Corp.	925,334
2,069	Intuit, Inc.	867,159
6,219	Keysight Technologies, Inc.*	1,006,234
2,365	KLA Corp.	1,047,671
1,740	Lam Research Corp.	1,073,058
10,822	Lattice Semiconductor Corp.*	879,937
22,736	Marvell Technology, Inc.	1,329,829
11,723	Microchip Technology, Inc.	882,273
14,639	Micron Technology, Inc.	998,380
2,928	Microsoft Corp.	961,526
4,042	MongoDB, Inc.*	1,187,499
1,931	Monolithic Power Systems, Inc.	946,016
3,070	Motorola Solutions, Inc.	865,494
14,299	NetApp, Inc.	948,739
3,216	NVIDIA Corp.	1,216,741
11,327	ON Semiconductor Corp.*	946,937
9,451	Oracle Corp.	1,001,239
119,791	Palantir Technologies, Inc., Class A*	1,762,126
4,986	Palo Alto Networks, Inc.*	1,063,963
7,174	PTC, Inc.*	964,186
7,836	QUALCOMM, Inc.	888,681
1,952	Roper Technologies, Inc.	886,637
4,620	Salesforce, Inc.*	1,032,016
15,892	Seagate Technology Holdings PLC	955,109
2,016	ServiceNow, Inc.*	1,098,276
8,428	Skyworks Solutions, Inc.	872,382
6,104	Snowflake, Inc., Class A*	1,009,357
10,763	Splunk, Inc.*	1,068,658
2,436	Synopsys, Inc.*	1,108,283
2,163	Teledyne Technologies, Inc.*	840,650
9,707	Teradyne, Inc.	972,544
5,450	Texas Instruments, Inc.	947,646
18,695	Trimble, Inc.*	872,496
17,694	Twilio, Inc., Class A*	1,231,856
2,349	Tyler Technologies, Inc.*	932,459
3,991	VeriSign, Inc.*	891,270
7,257	VMware, Inc., Class A*	989,056
26,883	Western Digital Corp.*	1,041,179
4,872	Workday, Inc., Class A*	1,032,815
3,455	Zebra Technologies Corp., Class A*	907,179

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
14,619	Zoom Video Communications, Inc., Class A*	$ 981,373

		76,154,184

Materials – 5.1%
3,030	Air Products and Chemicals, Inc.	815,494
5,085	Albemarle Corp.	984,100
5,181	Avery Dennison Corp.	834,815
17,006	Ball Corp.	870,027
8,775	Celanese Corp.	912,775
12,027	CF Industries Holdings, Inc.	739,781
14,723	Corteva, Inc.	787,533
16,681	Dow, Inc.	813,699
13,693	DuPont de Nemours, Inc.	920,033
5,069	Ecolab, Inc.	836,638
7,683	FMC Corp.	799,647
24,369	Freeport-McMoRan, Inc.	836,831
9,421	International Flavors & Fragrances, Inc.	728,149
27,458	International Paper Co.	808,364
2,429	Linde PLC	859,040
9,842	LyondellBasell Industries NV, Class A	841,885
2,404	Martin Marietta Materials, Inc.	956,888
20,667	Mosaic Co. (The)	660,517
18,646	Newmont Corp.	756,095
6,063	Nucor Corp.	800,680
6,618	Packaging Corp. of America	820,831
6,372	PPG Industries, Inc.	836,580
3,599	Reliance Steel & Aluminum Co.	844,613
10,810	RPM International, Inc.	862,530
3,824	Sherwin-Williams Co. (The)	871,031
8,617	Steel Dynamics, Inc.	791,902
4,962	Vulcan Materials Co.	970,071

		22,560,549

Real Estate – 6.1%
7,407	Alexandria Real Estate Equities, Inc. REIT	840,398
4,573	American Tower Corp. REIT	843,444
5,005	AvalonBay Communities, Inc. REIT	870,770
8,141	Camden Property Trust REIT	850,490
11,817	CBRE Group, Inc., Class A*	885,330
7,544	Crown Castle, Inc. REIT	854,056
9,417	Digital Realty Trust, Inc. REIT	964,866
1,268	Equinix, Inc. REIT	945,357
13,206	Equity LifeStyle Properties, Inc. REIT	834,223

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
14,296	Equity Residential REIT	$ 869,197
4,113	Essex Property Trust, Inc. REIT	888,655
6,036	Extra Space Storage, Inc. REIT	870,814
17,853	Gaming and Leisure Properties, Inc. REIT	859,443
41,695	Healthpeak Properties, Inc. REIT	832,232
54,791	Host Hotels & Resorts, Inc. REIT	909,531
26,431	Invitation Homes, Inc. REIT	895,482
16,159	Iron Mountain, Inc. REIT	863,214
48,116	Kimco Realty Corp. REIT	884,372
5,924	Mid-America Apartment Communities, Inc. REIT	871,183
7,198	Prologis, Inc. REIT	896,511
3,146	Public Storage REIT	891,262
14,548	Realty Income Corp. REIT	864,733
3,648	SBA Communications Corp. REIT	809,053
8,128	Simon Property Group, Inc. REIT	854,659
6,622	Sun Communities, Inc. REIT	838,544
22,152	UDR, Inc. REIT	878,770
18,705	Ventas, Inc. REIT	806,934
27,654	VICI Properties, Inc. REIT	855,338
11,403	Welltower, Inc. REIT	850,778
30,024	Weyerhaeuser Co. REIT	860,488
12,352	W.P. Carey, Inc. REIT	856,735

		26,896,862

Utilities – 5.4%
39,790	AES Corp. (The)	785,455
16,315	Alliant Energy Corp.	839,570
10,018	Ameren Corp.	812,159
9,801	American Electric Power Co., Inc.	814,659
6,044	American Water Works Co., Inc.	873,056
7,865	Atmos Energy Corp.	906,677
29,625	CenterPoint Energy, Inc.	835,721
14,522	CMS Energy Corp.	841,985
9,072	Consolidated Edison, Inc.	846,418
11,666	Constellation Energy Corp.	980,177
15,908	Dominion Energy, Inc.	799,854
7,971	DTE Energy Co.	857,680
9,148	Duke Energy Corp.	816,825
12,333	Edison International	832,724
8,395	Entergy Corp.	824,389
14,437	Evergy, Inc.	835,180
11,672	Eversource Energy	808,052

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
21,021	Exelon Corp.	$ 833,483
23,022	FirstEnergy Corp.	860,793
11,769	NextEra Energy, Inc.	864,551
31,779	NiSource, Inc.	854,537
51,874	PG&E Corp.*	878,746
31,279	PPL Corp.	819,510
14,180	Public Service Enterprise Group, Inc.	847,255
5,843	Sempra Energy	838,646
12,140	Southern Co. (The)	846,765
9,458	WEC Energy Group, Inc.	826,156
12,961	Xcel Energy, Inc.	846,224

		23,627,247

TOTAL INVESTMENTS – 99.7%
(Cost $438,789,094)		$437,920,563

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,220,961

NET ASSETS – 100.0%		$439,141,524

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Communication Services – 16.3%
31,221	Activision Blizzard, Inc.*	$ 2,503,924
20,990	Alphabet, Inc., Class A*	2,579,041
32,274	GCI Liberty Inc., Class A*	—
41,485	IAC, Inc.*	2,316,522
10,238	Meta Platforms, Inc., Class A*	2,710,203
7,281	Netflix, Inc.*	2,877,670
16,957	Spotify Technology SA*	2,524,897
19,553	Take-Two Interactive Software, Inc.*	2,693,035
16,910	T-Mobile US, Inc.*	2,320,898

		20,526,190

Consumer Discretionary – 5.7%
27,683	Alibaba Group Holding Ltd. ADR (China)*	2,202,183
21,992	Amazon.com, Inc.*	2,651,795
1,886	MercadoLibre, Inc. (Brazil)*	2,336,754

		7,190,732

Consumer Staples – 1.9%
16,102	Walmart, Inc.	2,364,901

Energy – 7.5%
29,820	Chesapeake Energy Corp.	2,243,955
195,485	Energy Transfer LP	2,424,014
69,593	EQT Corp.	2,419,748
40,827	Valaris Ltd.*	2,356,943

		9,444,660

Financials – 17.2%
38,707	Apollo Global Management, Inc.	2,587,563
7,559	Berkshire Hathaway, Inc., Class B*	2,427,044
1,932	First Citizens BancShares, Inc., Class A	2,409,590
20,427	Fiserv, Inc.*	2,291,705
18,084	JPMorgan Chase & Co.	2,454,180
6,378	Mastercard, Inc., Class A	2,328,098
39,285	PayPal Holdings, Inc.*	2,435,277
6,765	S&P Global, Inc.	2,485,664
10,504	Visa, Inc., Class A	2,321,699

		21,740,820

Shares	Description	Value

Common Stocks – (continued)
Health Care – 11.3%
5,628	Eli Lilly & Co.	$ 2,417,001
21,786	Horizon Therapeutics PLC*	2,179,254
4,680	Humana, Inc.	2,348,752
65,023	IVERIC bio, Inc.*	2,454,618
34,400	Tenet Healthcare Corp.*	2,449,280
5,023	UnitedHealth Group, Inc.	2,447,406

		14,296,311

Industrials – 5.7%
42,237	AerCap Holdings NV (Ireland)*	2,410,888
3,026	TransDigm Group, Inc.	2,341,065
64,119	Uber Technologies, Inc.*	2,432,033

		7,183,986

Information Technology – 32.4%
25,108	Advanced Micro Devices, Inc.*	2,968,017
14,212	Apple, Inc.	2,519,077
3,822	Broadcom, Inc.	3,088,023
27,633	Datadog, Inc., Class A*	2,622,648
103,623	Flex Ltd.*	2,630,988
34,103	GoDaddy, Inc., Class A*	2,502,478
7,903	Microsoft Corp.	2,595,266
32,131	New Relic, Inc.*	2,263,629
8,446	NVIDIA Corp.	3,195,460
12,671	Palo Alto Networks, Inc.*	2,703,865
12,027	Salesforce, Inc.*	2,686,591
5,280	ServiceNow, Inc.*	2,876,438
28,549	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,814,646
19,695	VMware, Inc., Class A*	2,684,232
13,186	Workday, Inc., Class A*	2,795,300

		40,946,658

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 2.0%
30,466	Constellation Energy Corp.	$ 2,559,753

TOTAL INVESTMENTS – 100.0% (Cost $115,820,567)		$126,254,011

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		12,074

NET ASSETS – 100.0%		$126,266,085

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Communication Services – 12.1%
12,917	Activision Blizzard, Inc.*	$ 1,035,943
3,835	AfreecaTV Co. Ltd. (South Korea)	217,285
60,293	Alphabet, Inc., Class A*	7,408,201
14,992	Baidu, Inc. ADR (China)*	1,841,767
16,971	Bilibili, Inc. ADR (China)*	265,766
18,499	Bumble, Inc., Class A*	283,035
6,686	CTS Eventim AG & Co. KGaA (Germany)	448,348
7,864	Electronic Arts, Inc.	1,006,592
25,752	Gree, Inc. (Japan)	124,046
34,288	Hello Group, Inc. ADR (China)	276,704
4,864	IDT Corp., Class B*	147,817
5,245	Infocom Corp. (Japan)	82,327
5,427	Iridium Communications, Inc.	325,837
12,141	JOYY, Inc. ADR (China)	301,097
126,115	Kuaishou Technology (China)*(a)	853,843
8,305	Liberty Media Corp.-Liberty Braves, Class C*	304,627
5,807	Liberty Media Corp.-Liberty Formula One, Class A*	366,712
22,511	Liberty Media Corp.-Liberty SiriusXM, Class A*	629,858
8,543	Live Nation Entertainment, Inc.*	682,927
7,805	Madison Square Garden Entertainment Corp.*	273,877
1,492	Madison Square Garden Sports Corp.	263,562
16,898	Match Group, Inc.*	582,981
26,712	Meta Platforms, Inc., Class A*	7,071,201
11,608	MIXI, Inc. (Japan)	226,652
13,595	NetEase, Inc. ADR (China)	1,156,663
4,258	Netflix, Inc.*	1,682,889
33,674	Pinterest, Inc., Class A*	806,156
68,548	Rightmove PLC (United Kingdom)	444,842
30,484	Rumble, Inc.*(b)	300,877
5,908	Scout24 SE (Germany)(a)	377,911
24,189	Sea Ltd. ADR (Singapore)*	1,388,691
61,984	Snap, Inc., Class A*	632,237
4,716	Spotify Technology SA*	702,212
3,685	Take-Two Interactive Software, Inc.*	507,535
28,117	TELUS Corp. (Canada)	532,016
47,200	Tencent Holdings Ltd. (China)	1,872,746
73,622	Tencent Music Entertainment Group ADR (China)*	510,937
9,621	Ubisoft Entertainment SA (France)*	272,117
12,945	Vivid Seats, Inc., Class A*(b)	94,628

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
56,763	VK Co. Ltd. GDR (Russia)*(c)	$ —
17,334	Walt Disney Co. (The)*	1,524,699
21,887	Weibo Corp. ADR (China)*	305,761
4,401	World Wrestling Entertainment, Inc., Class A	445,909
4,312	Ziff Davis, Inc.*	254,580
15,474	ZoomInfo Technologies, Inc.*	382,672

		39,217,083

Consumer Discretionary – 14.6%
5,908	Academy Sports & Outdoors, Inc.	289,256
2,811	adidas AG (Germany)	454,016
7,317	Airbnb, Inc., Class A*	803,187
43,679	Alibaba Group Holding Ltd. ADR (China)*	3,474,665
60,245	Amazon.com, Inc.*	7,264,342
55,566	ANTA Sports Products Ltd. (China)	567,496
9,590	Aptiv PLC*	844,687
12,516	Atour Lifestyle Holdings Ltd. ADR (China)*	202,259
28,291	Bandai Namco Holdings, Inc. (Japan)	662,347
25,731	Chegg, Inc.*	231,064
11,250	Chewy, Inc., Class A*	331,763
3,505	Columbia Sportswear Co.	258,774
8,641	Continental AG (Germany)	573,734
19,170	Coursera, Inc.*	242,692
3,873	Dick’s Sporting Goods, Inc.	493,846
2,938	Duolingo, Inc.*	439,437
123,519	East Buy Holding Ltd. (China)*(a)(b)	458,369
14,509	eBay, Inc.	617,213
7,154	Etsy, Inc.*	579,832
19,059	Everi Holdings, Inc.*	264,920
36,348	Fisker, Inc.*(b)	228,265
95,467	Ford Motor Co.	1,145,604
76,874	Fosun Tourism Group (China)*(a)	68,741
25,261	GameStop Corp., Class A*(b)	607,527
33,130	General Motors Co.	1,073,743
608	Graham Holdings Co., Class B	343,368
6,304	Hyundai Motor Co. (South Korea)	949,934
7,578	iRobot Corp.*	268,640
235,912	JD Sports Fashion PLC (United Kingdom)	444,432
21,454	JD.com, Inc. ADR (China)	699,400
15,038	Just Eat Takeaway.com NV (United Kingdom)*(a)	225,538
11,392	Kia Corp. (South Korea)	737,294
11,655	Las Vegas Sands Corp.*	642,540

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
23,692	Li Auto, Inc. ADR (China)*	$ 688,253
74,926	Li Ning Co. Ltd. (China)	401,992
90,161	Lucid Group, Inc.*(b)	699,649
2,255	Lululemon Athletica, Inc.*	748,502
8,089	MakeMyTrip Ltd. (India)*	210,880
51,181	Meituan, Class B (China)*(a)	720,486
1,861	MercadoLibre, Inc. (Brazil)*	2,305,779
15,709	MGM Resorts International	617,207
13,674	New Oriental Education & Technology Group, Inc. ADR (China)*	515,100
181,707	Nexteer Automotive Group Ltd. (China)	81,241
9,984	NIKE, Inc., Class B	1,050,916
85,828	NIO, Inc. ADR (China)*	646,285
9,075	Overstock.com, Inc.*	169,975
14,023	PDD Holdings, Inc. ADR (China)*	915,982
38,265	Pearson PLC (United Kingdom)	378,552
44,526	Peloton Interactive, Inc., Class A*	324,149
16,549	Penn Entertainment, Inc.*	414,387
4,195	Planet Fitness, Inc., Class A*	268,228
29,698	Playtech PLC (United Kingdom)*	221,214
86,312	Polestar Automotive Holding UK PLC, Class A ADR (Hong Kong)*(b)	294,324
111,308	Rakuten Group, Inc. (Japan)(b)	458,887
50,747	Rivian Automotive, Inc., Class A*	747,503
405,905	Sa Sa International Holdings Ltd. (Hong Kong)*	69,481
54,102	Sabre Corp.*	167,716
46,250	Sharp Corp. (Japan)*	264,825
11,045	Skechers USA, Inc., Class A*	567,382
6,229	Stride, Inc.*	251,714
47,576	TAL Education Group ADR (China)*	258,338
16,252	Tesla, Inc.*	3,314,270
106,498	Toyota Motor Corp. (Japan)	1,454,757
28,868	Udemy, Inc.*	288,680
6,168	Wayfair, Inc., Class A*	248,694
48,494	XPeng, Inc. ADR (China)*(b)	382,133
7,576	Xponential Fitness, Inc., Class A*	200,688
18,880	Yamaha Motor Co. Ltd. (Japan)	464,855
11,616	Zalando SE (Germany)*(a)	334,859

		47,636,808

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 0.8%
842,798	Alibaba Health Information Technology Ltd. (China)*	$ 499,548
18,142	Beyond Meat, Inc.*(b)	184,141
212,549	Hong Kong Technology Venture Co. Ltd. (Hong Kong)	115,394
12,682	Walmart, Inc.	1,862,605

		2,661,688

Energy – 0.9%
522,567	China Suntien Green Energy Corp. Ltd., Class H (China)	197,592
26,637	Enbridge, Inc. (Canada)	936,498
6,992	HD Hyundai Co. Ltd. (South Korea)	300,805
22,057	Oceaneering International, Inc.*	337,693
21,719	TotalEnergies SE (France)	1,229,048

		3,001,636

Financials – 14.5%
33,784	3i Group PLC (United Kingdom)	818,805
511	Adyen NV (Netherlands)*(a)	831,766
35,456	Affirm Holdings, Inc.*	526,876
3,014	Ameriprise Financial, Inc.	899,589
16,683	Apollo Global Management, Inc.	1,115,259
34,965	AvidXchange Holdings, Inc.*	338,811
2,337	BlackRock, Inc.	1,536,694
15,203	Blackstone, Inc.	1,301,985
34,937	Block, Inc.*	2,109,845
16,589	Carlyle Group, Inc. (The)	454,704
24,143	Charles Schwab Corp. (The)	1,272,095
33,339	CI Financial Corp. (Canada)	321,544
3,963	CME Group, Inc.	708,386
13,364	Coinbase Global, Inc., Class A*(b)	831,241
33,792	Corebridge Financial, Inc.	561,623
415,147	Credit Suisse Group AG (Switzerland)*	342,145
6,336	Discover Financial Services	650,961
4,935	DWS Group GmbH & Co. KGaA (Germany)(a)	158,573
4,883	Eurazeo SE (France)	332,649
4,360	Euronet Worldwide, Inc.*	485,704
3,459	Evercore, Inc., Class A	373,399
16,916	Fidelity National Information Services, Inc.	923,106
2,571	FleetCor Technologies, Inc.*	582,460
7,121	Global Payments, Inc.	695,650
4,128	GMO Payment Gateway, Inc. (Japan)	325,595

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,022	Goldman Sachs Group, Inc. (The)(d)	$ 1,626,626
32,529	Hargreaves Lansdown PLC (United Kingdom)	323,419
8,896	Interactive Brokers Group, Inc., Class A	687,038
3,457	Jack Henry & Associates, Inc.	528,541
6,055	Kaspi.KZ JSC GDR (Kazakhstan)	484,400
22,294	KKR & Co., Inc.	1,147,918
10,211	Lazard Ltd., Class A	292,954
170,279	Legal & General Group PLC (United Kingdom)	481,391
7,719	London Stock Exchange Group PLC (United Kingdom)	817,973
85,000	Marqeta, Inc., Class A*	407,150
6,175	Mastercard, Inc., Class A	2,253,998
12,992	Morgan Stanley	1,062,226
2,456	Morningstar, Inc.	502,743
2,238	MSCI, Inc.	1,053,046
8,331	Northern Trust Corp.	599,166
167,479	NU Holdings Ltd., Class A (Brazil)*	1,128,808
10,298	Nuvei Corp. (Canada)*(a)	322,660
41,829	Owl Rock Capital Corp.(b)	561,763
30,279	Pagseguro Digital Ltd., Class A (Brazil)*	301,276
49,303	Payoneer Global, Inc.*	204,607
20,326	PayPal Holdings, Inc.*	1,260,009
32,535	Paysafe Ltd.*	314,288
12,544	Plus500 Ltd. (Israel)	224,188
34,453	Repay Holdings Corp.*	218,087
54,867	Robinhood Markets, Inc., Class A*	489,414
24,400	Rocket Cos., Inc., Class A*(b)	195,688
3,995	S&P Global, Inc.	1,467,883
8,380	Shift4 Payments, Inc., Class A*	525,594
106,803	SoFi Technologies, Inc.*(b)	741,213
2,502	Sprott, Inc. (Canada)	84,670
8,916	State Street Corp.	606,466
8,343	Stifel Financial Corp.	463,621
29,677	StoneCo Ltd., Class A (Brazil)*	371,853
107,728	SY Holdings Group Ltd. (China)	79,266
18,612	Synchrony Financial	576,228
46,388	TP ICAP Group PLC (United Kingdom)	87,102
10,360	TPG, Inc.	267,288
8,416	Tradeweb Markets, Inc., Class A	563,451
81,312	Tyro Payments Ltd. (Australia)*	62,093
57,276	UBS Group AG (Switzerland)	1,080,171
14,112	Upstart Holdings, Inc.*(b)	384,411

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
12,700	Virtu Financial, Inc., Class A	$ 223,393
1,211	Virtus Investment Partners, Inc.	231,035
10,505	Visa, Inc., Class A	2,321,920
39,637	Waterdrop, Inc. ADR (China)*(b)	99,092
2,720	WEX, Inc.*	451,112
49,976	WisdomTree, Inc.	339,837

		47,016,541

Health Care – 20.1%
8,490	10X Genomics, Inc., Class A*	445,385
375,685	3SBio, Inc. (China)(a)	380,088
17,776	Abbott Laboratories	1,813,152
13,805	AbbVie, Inc.	1,904,538
28,606	AdaptHealth Corp.*	299,791
31,596	Adaptive Biotechnologies Corp.*	219,908
7,268	Agilent Technologies, Inc.	840,690
5,635	Amgen, Inc.	1,243,363
11,222	AstraZeneca PLC (United Kingdom)	1,621,738
14,748	Baxter International, Inc.	600,539
8,400	Beam Therapeutics, Inc.*	267,960
2,523	Biogen, Inc.*	747,842
8,551	BioNTech SE ADR (Germany)	898,539
7,674	Bio-Techne Corp.	627,656
15,136	Boston Scientific Corp.*	779,201
23,187	Bristol-Myers Squibb Co.	1,494,170
6,492	Castle Biosciences, Inc.*	158,600
8,378	Celltrion Healthcare Co. Ltd. (South Korea)	467,110
25,629	Chugai Pharmaceutical Co. Ltd. (Japan)	688,809
27,973	Coherus Biosciences, Inc.*	114,410
3,465	CompuGroup Medical SE & Co KgaA (Germany)	183,594
9,882	CRISPR Therapeutics AG (Switzerland)*	632,843
4,034	Danaher Corp.	926,287
9,995	Dexcom, Inc.*	1,172,014
26,126	DocGo, Inc.*	233,828
25,856	Editas Medicine, Inc.*	237,358
10,190	Edwards Lifesciences Corp.*	858,304
5,318	Eli Lilly & Co.	2,283,868
99,794	EQRx, Inc.*	175,637
11,040	Exact Sciences Corp.*	900,643
23,738	Exelixis, Inc.*	457,669
24,946	Exscientia PLC ADR (United Kingdom)*(b)	192,334
6,347	Fulgent Genetics, Inc.*	252,420

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
7,715	Galapagos NV (Belgium)*	$ 318,142
18,758	Gilead Sciences, Inc.	1,443,241
6,300	Globus Medical, Inc., Class A*	341,019
18,552	Guardant Health, Inc.*	543,945
17,058	Ideaya Biosciences, Inc.*	389,605
4,642	Illumina, Inc.*	912,849
4,745	Immunocore Holdings PLC ADR (United Kingdom)*	261,829
2,592	Insulet Corp.*	710,856
9,932	Intellia Therapeutics, Inc.*	370,066
4,755	Intuitive Surgical, Inc.*	1,463,779
2,822	iRhythm Technologies, Inc.*	322,470
15,216	Johnson & Johnson	2,359,393
38,024	Keymed Biosciences, Inc. (China)*(a)	197,934
33,643	Koninklijke Philips NV (Netherlands)*	632,906
22,703	M3, Inc. (Japan)	505,035
49,822	MannKind Corp.*	231,174
28,561	Maravai LifeSciences Holdings, Inc., Class A*	366,723
3,529	Masimo Corp.*	571,133
18,624	Medtronic PLC	1,541,322
17,256	Merck & Co., Inc.	1,905,235
9,396	Mezzion Pharma Co. Ltd. (South Korea)*	176,982
9,044	Moderna, Inc.*	1,155,009
8,162	MorphoSys AG (Germany)*(b)	207,096
14,757	Myriad Genetics, Inc.*	325,539
12,416	NextGen Healthcare, Inc.*	193,317
16,376	Novartis AG (Switzerland)	1,561,376
10,752	Novo Nordisk A/S ADR (Denmark)	1,725,266
21,982	Ono Pharmaceutical Co. Ltd. (Japan)	410,407
28,073	Pacific Biosciences of California, Inc.*	347,544
13,537	Pediatrix Medical Group, Inc.*	180,042
51,163	Pfizer, Inc.	1,945,217
8,169	PHC Holdings Corp. (Japan)	85,716
10,714	PROCEPT BioRobotics Corp.*	358,383
10,819	QIAGEN NV*	488,586
1,464	Regeneron Pharmaceuticals, Inc.*	1,076,860
8,694	REGENXBIO, Inc.*	149,798
25,663	Relay Therapeutics, Inc.*	285,886
24,779	ResMed, Inc. CDI	520,360
6,798	Roche Holding AG	2,143,175
18,017	Rocket Pharmaceuticals, Inc.*	377,096
56,112	Sana Biotechnology, Inc.*(b)	337,794
13,581	Sanofi(b)	1,373,740

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,545	Sarepta Therapeutics, Inc.*	$ 561,762
159	Scilex Holding Co. (Singapore)*(b)	946
23,159	Scilex Holding Co.*	121,031
4,563	Seagen, Inc.*	892,979
59,140	Shanghai MicroPort MedBot Group Co. Ltd. (China)*(b)	137,646
64,379	Sharecare, Inc.*	95,925
20,676	Siemens Healthineers AG (Germany)(a)	1,166,058
29,824	Smith & Nephew PLC (United Kingdom)	444,306
4,850	Stryker Corp.	1,336,563
10,103	Takara Bio, Inc. (Japan)	117,651
11,055	Tandem Diabetes Care, Inc.*	287,319
15,412	Teladoc Health, Inc.*	356,788
2,741	Thermo Fisher Scientific, Inc.	1,393,689
1,832	UFP Technologies, Inc.*	283,282
8,795	uniQure NV (Netherlands)*	169,656
16,397	Veracyte, Inc.*	424,354
16,526	Veradigm, Inc.*	194,676
13,323	Verona Pharma PLC ADR (United Kingdom)*	286,711
4,419	Vertex Pharmaceuticals, Inc.*	1,429,856
12,523	Verve Therapeutics, Inc.*	193,856
105,390	Well Health Technologies Corp. (Canada)*	376,808
218,157	Yidu Tech, Inc. (China)*(a)	138,225

		65,344,220

Industrials – 7.3%
32,916	3D Systems Corp.*	269,911
37,708	ABB Ltd. (Switzerland)	1,371,950
4,403	AeroVironment, Inc.*	411,284
3,091	Alfen N.V. (Netherlands)*(a)(b)	220,061
5,950	ASGN, Inc.*	389,309
88,966	Aurora Innovation, Inc.*	125,442
1,061	CACI International, Inc., Class A*	317,472
38,388	ChargePoint Holdings, Inc.*(b)	371,212
4,196	Daihen Corp. (Japan)	151,064
151,686	Desktop Metal, Inc., Class A*(b)	282,136
1,070	Energiekontor AG (Germany)	78,482
2,208	ExlService Holdings, Inc.*	333,276
29,207	FANUC Corp. (Japan)	1,003,007
59,895	Full Truck Alliance Co. Ltd. ADR (China)*	347,990
15,455	General Electric Co.	1,569,146
308,871	Grab Holdings Ltd., Class A (Singapore)*	920,436
9,430	Johnson Controls International PLC	562,971

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
6,103	Kaman Corp.	$ 126,820
17,051	Kawasaki Heavy Industries Ltd. (Japan)	357,459
10,638	Korea Aerospace Industries Ltd. (South Korea)	412,776
4,703	Leidos Holdings, Inc.	367,116
2,146	LG Energy Solution Ltd. (South Korea)*	968,509
5,849	LIG Nex1 Co. Ltd. (South Korea)	349,023
3,373	Lockheed Martin Corp.	1,497,646
30,424	Lyft, Inc., Class A*	274,424
13,608	Meitec Corp. (Japan)	225,867
52,208	Mitsubishi Electric Corp. (Japan)	679,715
4,991	Moog, Inc., Class A	485,175
11,650	Nabtesco Corp. (Japan)	259,324
18,280	NIDEC Corp. (Japan)	908,014
244,894	Nikola Corp.*(b)	152,814
32,910	Nordex SE (Germany)*	395,938
7,229	Parsons Corp.*	323,064
10,151	PNE AG (Germany)	153,456
8,950	Proto Labs, Inc.*	275,302
3,915	Rainbow Robotics (South Korea)*	306,475
6,297	Shibaura Machine Co. Ltd. (Japan)	195,831
31,831	Siemens Energy AG (Germany)*	805,618
13,822	SS&C Technologies Holdings, Inc.	759,657
24,780	SunPower Corp.*	262,668
15,475	Sunrun, Inc.*	272,979
32,562	TELUS International CDA, Inc. (Philippines)*(b)	507,967
6,211	Textron, Inc.	384,275
3,775	Thales SA (France)	524,396
21,592	Uber Technologies, Inc.*	818,985
3,180	Verisk Analytics, Inc.	696,770
394,447	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)	286,202
72,510	Xinte Energy Co. Ltd., Class H (China)*(b)	154,500
17,231	Xometry, Inc., Class A*	315,327
13,532	Yaskawa Electric Corp. (Japan)	571,440

		23,800,681

Information Technology – 26.8%
16,785	ACI Worldwide, Inc.*	382,866
3,503	Adobe, Inc.*	1,463,518
14,600	Advanced Micro Devices, Inc.*	1,725,866
4,748	Akamai Technologies, Inc.*	437,386

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,644	Alkami Technology, Inc.*	$ 234,660
6,425	Alteryx, Inc., Class A*	250,190
12,090	Ambarella, Inc.*	874,349
7,116	Amphenol Corp., Class A	536,902
36,672	Apple, Inc.	6,500,112
5,578	Arista Networks, Inc.*	927,845
20,967	Atos SE (France)*	304,335
3,727	Autodesk, Inc.*	743,127
3,905	Belden, Inc.	341,648
33,553	BigCommerce Holdings, Inc.Series 1*	267,417
82,729	BlackBerry Ltd. (Canada)*	442,600
402,260	BrainChip Holdings Ltd. (Australia)*(b)	118,447
2,330	Broadcom, Inc.	1,882,547
15,831	C3.ai, Inc., Class A*(b)	633,398
6,545	Canadian Solar, Inc. (Canada)*	273,581
5,956	CEVA, Inc.*	149,019
6,621	Ciena Corp.*	309,466
102,959	Cipher Mining, Inc.*(b)	261,516
33,764	Cisco Systems, Inc.	1,677,058
11,300	Cloudflare, Inc., Class A*	781,508
8,209	Cognex Corp.	451,167
9,475	Coherent Corp.*	350,196
4,781	Consensus Cloud Solutions, Inc.*	174,267
47,481	Converge Technology Solutions Corp. (Canada)*	131,339
15,641	Corning, Inc.	481,899
6,578	Crowdstrike Holdings, Inc., Class A*	1,053,335
3,115	CyberArk Software Ltd.*	481,984
21,087	Dassault Systemes (France)	924,188
8,448	Digi International, Inc.*	303,706
4,776	Digital Garage, Inc. (Japan)	130,924
6,786	DocuSign, Inc.*	382,730
27,188	EngageSmart, Inc.*	516,028
5,351	Envestnet, Inc.*	280,018
20,093	Extreme Networks, Inc.*	413,916
672	Fair Isaac Corp.*	529,314
3,054	First Solar, Inc.*	619,840
11,049	ForgeRock, Inc., Class A*	222,416
15,070	Fortinet, Inc.*	1,029,733
26,462	Gen Digital, Inc.	464,143
2,340	Globant SA*	430,115
12,035	GMO internet group, Inc. (Japan)	220,431
27,442	Hewlett Packard Enterprise Co.	395,714

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
18,154	HP, Inc.	$ 527,555
1,086	HubSpot, Inc.*	562,537
29,887	indie Semiconductor, Inc., Class A (China)*	283,927
25,545	Infineon Technologies AG (Germany)	945,821
33,389	Infinera Corp.*	163,606
8,504	Instructure Holdings, Inc.*	208,858
7,251	Intapp, Inc.*	306,500
77,303	Intel Corp.	2,430,406
4,072	InterDigital, Inc.	338,139
10,781	International Business Machines Corp.	1,386,329
14,131	Juniper Networks, Inc.	429,158
9,443	Kainos Group PLC (United Kingdom)	150,041
2,214	Keyence Corp. (Japan)	1,074,396
5,095	Keysight Technologies, Inc.*	824,371
6,582	Kontron AG (Austria)(b)	134,307
131,609	Learning Technologies Group PLC (United Kingdom)	163,116
34,208	Marathon Digital Holdings, Inc.*(b)	334,896
19,147	Marvell Technology, Inc.	1,119,908
7,656	Maxeon Solar Technologies Ltd.*	212,760
9,652	Micron Technology, Inc.	658,266
20,490	Microsoft Corp.	6,728,711
1,356	MicroStrategy, Inc., Class A*	409,010
81,292	Nano Dimension Ltd. ADR (Israel)*	195,914
12,343	nCino, Inc.*	339,309
19,424	NCR Corp.*	460,349
5,114	Nemetschek SE (Germany)	399,307
9,979	NetScout Systems, Inc.*	304,559
35,832	NEXTDC Ltd. (Australia)*	294,728
1,977	Nice Ltd. ADR (Israel)*	407,143
169,610	Nokia OYJ ADR (Finland)	680,136
1,993	Novanta, Inc.*	330,041
22,194	NVIDIA Corp.	8,396,878
4,611	NXP Semiconductors NV (China)	825,830
7,344	Okta, Inc.*	667,570
12,132	OneSpan, Inc.*	183,678
8,250	Open Text Corp. (Canada)	343,365
1,920	OSI Systems, Inc.*	228,499
4,912	Palo Alto Networks, Inc.*	1,048,172
3,984	PTC, Inc.*	535,450
14,930	Q2 Holdings, Inc.*	434,762
3,358	Qorvo, Inc.*	326,599
12,704	QUALCOMM, Inc.	1,440,761

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
13,788	Qualtrics International, Inc., Class A*	$ 249,287
34,052	Riot Platforms, Inc.*(b)	408,624
7,928	Salesforce, Inc.*	1,770,957
26,828	Seiko Epson Corp. (Japan)	406,889
14,687	Semtech Corp.*	319,295
25,627	SentinelOne, Inc., Class A*	547,905
2,772	ServiceNow, Inc.*	1,510,130
21,436	Shopify, Inc., Class A (Canada)*	1,225,925
2,716	Silicon Laboratories, Inc.*	382,060
6,368	Skyworks Solutions, Inc.	659,152
6,572	Snowflake, Inc., Class A*	1,086,746
9,982	Software AG (Germany)	351,606
103,376	Spirent Communications PLC (United Kingdom)	229,983
6,332	Splunk, Inc.*	628,704
5,660	Sprout Social, Inc., Class A*	245,135
15,101	STMicroelectronics NV (Singapore)	653,546
21,710	Stratasys Ltd.*	315,881
2,839	Synaptics, Inc.*	244,268
23,376	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,304,640
5,666	TD SYNNEX Corp.	506,427
8,378	Tenable Holdings, Inc.*	343,414
12,300	Teradyne, Inc.	1,232,337
29,717	TomTom NV (Netherlands)*	226,205
38,257	UiPath, Inc., Class A*	684,418
163,272	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H (China)(a)	268,635
2,677	Zebra Technologies Corp., Class A*	702,900
30,204	Zeta Global Holdings Corp., Class A*	272,440
6,101	Zscaler, Inc.*	826,563

		87,346,504

Real Estate – 1.0%
4,952	American Tower Corp. REIT	913,347
7,609	Crown Castle, Inc. REIT	861,415
7,136	Digital Realty Trust, Inc. REIT	731,155
1,057	Equinix, Inc. REIT	788,046

		3,293,963

Utilities – 1.3%
9,824	Atlantica Sustainable Infrastructure PLC (Spain)	237,446

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
13,010	Avangrid, Inc.	$ 488,265
445,266	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	104,658
13,268	Brookfield Renewable Corp., Class A(b)	445,540
9,541	Brookfield Renewable Partners LP (Canada)	288,413
12,836	Dominion Energy, Inc.	645,394
29,099	Innergex Renewable Energy, Inc. (Canada)	300,987
19,550	NextEra Energy, Inc.	1,436,143
45,311	ReNew Energy Global PLC, Class A (India)*(b)	247,851

		4,194,697

TOTAL COMMON STOCKS
(Cost $330,396,409)		$323,513,821

Exchange-Traded Funds – 0.2%
157,822	Greencoat UK Wind PLC/Funds	$ 291,451
214,529	Renewables Infrastructure Group Ltd. (The)	319,065

TOTAL EXCHANGE-TRADED FUNDS
(Cost $606,674)		$ 610,516

Units	Description	Expiration Month	Value

Rights – 0.0%
Health Care – 0.0%
9,282	AstraZeneca PLC(c)	12/28	$ 28,403

Information Technology – 0.0%
4,312	NEXTDC Ltd.*	06/23	0

TOTAL RIGHTS (Cost $0)			$ 28,403

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $331,003,083)			$324,152,740

Shares	Dividend Rate	Value

	Securities Lending Reinvestment Vehicle – 3.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,948,095	5.003%	$ 10,948,095
	(Cost $10,948,095)

	TOTAL INVESTMENTS – 103.0%
	(Cost $341,951,178)	$335,100,835

	LIABILITIES IN EXCESS OF OTHER ASSETS – (3.0)%	(9,723,874)

	NET ASSETS – 100.0%	$325,376,961

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 7.3%
7,669	Activision Blizzard, Inc.*	$ 615,054
48,453	Alphabet, Inc., Class A*	5,953,420
42,130	Alphabet, Inc., Class C*	5,197,578
67,077	AT&T, Inc.	1,055,121
988	Charter Communications, Inc., Class A*	322,236
2,703	Electronic Arts, Inc.	345,984
2,932	Fox Corp., Class A	91,479
1,403	Fox Corp., Class B	40,982
3,828	Interpublic Group of Cos., Inc. (The)	142,363
9,582	Lumen Technologies, Inc.	18,972
4,333	Netflix, Inc.*	1,712,532
1,600	New York Times Co. (The), Class A	56,672
87	Paramount Global, Class A(a)	1,529
5,690	Paramount Global, Class B	86,545
1,138	Roku, Inc.*	66,232
1,610	Take-Two Interactive Software, Inc.*	221,745
5,496	T-Mobile US, Inc.*	754,326
1,004	TripAdvisor, Inc.*	15,622
39,382	Verizon Communications, Inc.	1,403,181
18,041	Walt Disney Co. (The)*	1,586,886
2,206	ZoomInfo Technologies, Inc.*	54,554

		19,743,013

Consumer Discretionary – 10.2%
3,706	Airbnb, Inc., Class A*	406,808
87,998	Amazon.com, Inc.*	10,610,799
2,665	Aptiv PLC*	234,733
1,982	Best Buy Co., Inc.	144,032
384	Booking Holdings, Inc.*	963,368
2,300	BorgWarner, Inc.	101,959
670	Brunswick Corp.	50,585
1,555	CarMax, Inc.*	112,287
273	Chipotle Mexican Grill, Inc.*	566,882
1,205	Darden Restaurants, Inc.	191,017
262	Deckers Outdoor Corp.*	124,450
524	Dick’s Sporting Goods, Inc.	66,815
3,492	DraftKings, Inc., Class A*	81,503
5,359	eBay, Inc.	227,972
1,232	Etsy, Inc.*	99,854
1,459	Expedia Group, Inc.*	139,641
38,909	Ford Motor Co.	466,908
1,916	Gap, Inc. (The)	15,366
1,523	Garmin Ltd.	157,097

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
13,765	General Motors Co.	$ 446,124
300	Grand Canyon Education, Inc.*	31,428
1,534	H&R Block, Inc.	45,790
1,328	Harley-Davidson, Inc.	41,314
1,297	Hasbro, Inc.	76,977
2,598	Hilton Worldwide Holdings, Inc.	353,640
10,094	Home Depot, Inc. (The)	2,861,144
464	Hyatt Hotels Corp., Class A	49,871
1,146	Kohl’s Corp.	20,995
3,262	Las Vegas Sands Corp.*	179,834
581	Lear Corp.	71,265
265	Lithia Motors, Inc.	61,819
5,989	Lowe’s Cos., Inc.	1,204,568
1,102	Lululemon Athletica, Inc.*	365,787
2,655	Macy’s, Inc.	36,081
2,622	Marriott International, Inc., Class A	439,945
369	Marriott Vacations Worldwide Corp.	45,468
7,319	McDonald’s Corp.	2,086,720
3,166	MGM Resorts International	124,392
487	Mohawk Industries, Inc.*	44,823
11,914	NIKE, Inc., Class B	1,254,068
1,104	Nordstrom, Inc.(a)	16,891
3,038	Peloton Interactive, Inc., Class A*	22,117
543	Polaris, Inc.	58,487
2,237	PulteGroup, Inc.	147,821
637	PVH Corp.	54,795
2,543	QuantumScape Corp.*(a)	16,504
401	Ralph Lauren Corp.	42,630
2,172	Royal Caribbean Cruises Ltd.*	175,867
1,476	Service Corp. International	93,888
11,356	Starbucks Corp.	1,108,800
2,389	Tapestry, Inc.	95,608
11,460	TJX Cos., Inc. (The)	880,013
1,089	Tractor Supply Co.	228,243
398	Vail Resorts, Inc.	96,794
779	Wayfair, Inc., Class A*	31,409
525	Whirlpool Corp.	67,877
651	Williams-Sonoma, Inc.	73,895
849	YETI Holdings, Inc.*	31,048

		27,846,816

Consumer Staples – 6.6%
5,266	Archer-Daniels-Midland Co.	372,043

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
1,334	Bunge Ltd.	$ 123,582
1,868	Campbell Soup Co.	94,427
2,337	Church & Dwight Co., Inc.	216,056
1,184	Clorox Co. (The)	187,285
37,733	Coca-Cola Co. (The)	2,251,151
7,977	Colgate-Palmolive Co.	593,329
4,384	Costco Wholesale Corp.	2,242,679
5,698	General Mills, Inc.	479,544
1,404	Hershey Co. (The)	364,619
2,761	Hormel Foods Corp.	105,608
629	Ingredion, Inc.	65,793
2,452	Kellogg Co.	163,720
8,261	Keurig Dr Pepper, Inc.	257,082
3,240	Kimberly-Clark Corp.	435,067
6,312	Kroger Co. (The)	286,123
2,415	McCormick & Co., Inc.	207,038
1,687	Molson Coors Beverage Co., Class B	104,341
7,052	Monster Beverage Corp.*	413,388
13,362	PepsiCo, Inc.	2,436,561
22,813	Procter & Gamble Co. (The)	3,250,853
4,891	Sysco Corp.	342,125
4,574	Target Corp.	598,874
2,684	Tyson Foods, Inc., Class A	135,918
6,908	Walgreens Boots Alliance, Inc.	209,796
14,076	Walmart, Inc.	2,067,342

		18,004,344

Energy – 4.3%
2,888	APA Corp.	91,781
8,490	Baker Hughes Co.	231,353
2,247	Cheniere Energy, Inc.	314,063
17,504	Chevron Corp.	2,636,453
11,078	ConocoPhillips	1,100,045
5,867	Devon Energy Corp.	270,469
3,324	EQT Corp.	115,575
37,294	Exxon Mobil Corp.	3,810,701
8,099	Halliburton Co.	232,036
17,919	Kinder Morgan, Inc.	288,675
4,097	Marathon Petroleum Corp.	429,816
7,164	Occidental Petroleum Corp.	413,076
4,009	ONEOK, Inc.	227,150
4,216	Phillips 66	386,228
2,143	Pioneer Natural Resources Co.	427,400

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
2,121	Range Resources Corp.	$ 58,052
3,471	Valero Energy Corp.	371,536
246	Vitesse Energy, Inc.	5,680
10,987	Williams Cos., Inc. (The)	314,887

		11,724,976

Financials – 12.7%
2,733	Allstate Corp. (The)	296,394
3,084	Ally Financial, Inc.	82,250
5,552	American Express Co.	880,325
7,689	American International Group, Inc.	406,210
1,099	Ameriprise Financial, Inc.	328,019
2,118	Aon PLC, Class A	652,958
3,662	Arch Capital Group Ltd.*	255,241
550	Assurant, Inc.	65,995
807	Axis Capital Holdings Ltd.	41,883
72,876	Bank of America Corp.	2,025,224
410	Bank of Hawaii Corp.	16,052
7,593	Bank of New York Mellon Corp. (The)	305,239
1,543	BlackRock, Inc.	1,014,600
4,991	Block, Inc.*	301,407
3,541	Capital One Financial Corp.	369,008
1,094	Cboe Global Markets, Inc.	144,868
15,731	Charles Schwab Corp. (The)	828,866
20,030	Citigroup, Inc.	887,730
3,713	CME Group, Inc.	663,699
2,144	Columbia Banking System, Inc.	42,944
1,353	Comerica, Inc.	48,843
377	Evercore, Inc., Class A	40,697
403	Everest Re Group Ltd.	137,028
5,520	Fidelity National Information Services, Inc.	301,226
7,042	Fifth Third Bancorp	170,909
3,605	FNB Corp.	39,619
2,951	Franklin Resources, Inc.	70,854
3,392	Goldman Sachs Group, Inc. (The)(b)	1,098,669
366	Hanover Insurance Group, Inc. (The)	40,794
3,282	Hartford Financial Services Group, Inc. (The)	224,883
15,001	Huntington Bancshares, Inc.	154,660
5,711	Intercontinental Exchange, Inc.	605,080
2,073	Jefferies Financial Group, Inc.	62,335
30,266	JPMorgan Chase & Co.	4,107,399
9,604	KeyCorp	89,701
854	Lazard Ltd., Class A	24,501

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,751	Lincoln National Corp.	$ 36,631
820	LPL Financial Holdings, Inc.	159,720
385	MarketAxess Holdings, Inc.	104,878
5,126	Marsh & McLennan Cos., Inc.	887,721
7,943	Mastercard, Inc., Class A	2,899,354
6,831	MetLife, Inc.	338,476
3,051	MGIC Investment Corp.	46,131
1,654	Moody’s Corp.	524,120
12,794	Morgan Stanley	1,046,037
259	Morningstar, Inc.	53,017
806	MSCI, Inc.	379,247
3,552	Nasdaq, Inc.	196,603
2,123	Northern Trust Corp.	152,686
1,183	OneMain Holdings, Inc.	44,788
10,616	PayPal Holdings, Inc.*	658,086
776	Pinnacle Financial Partners, Inc.	37,752
4,165	PNC Financial Services Group, Inc. (The)	482,432
379	Primerica, Inc.	68,986
2,502	Principal Financial Group, Inc.	163,781
6,042	Progressive Corp. (The)	772,832
3,807	Prudential Financial, Inc.	299,573
9,663	Regions Financial Corp.	166,880
689	Reinsurance Group of America, Inc.	96,460
1,170	Rocket Cos., Inc., Class A*(a)	9,383
3,341	S&P Global, Inc.	1,227,584
4,065	Synchrony Financial	125,852
1,489	Synovus Financial Corp.	40,337
1,114	Tradeweb Markets, Inc., Class A	74,582
2,421	Travelers Cos., Inc. (The)	409,730
13,752	Truist Financial Corp.	419,023
2,049	Unum Group	89,029
729	Upstart Holdings, Inc.*(a)	19,858
14,344	US Bancorp	428,886
15,182	Visa, Inc., Class A	3,355,678
2,126	W R Berkley Corp.	118,376
39,798	Wells Fargo & Co.	1,584,358
3,641	Western Union Co. (The)	41,471

		34,386,448

Health Care – 13.4%
727	10X Genomics, Inc., Class A*	38,138
13,597	Abbott Laboratories	1,386,894
14,016	AbbVie, Inc.	1,933,647

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,337	Agilent Technologies, Inc.	$ 270,321
622	Align Technology, Inc.*	175,815
973	Alnylam Pharmaceuticals, Inc.*	180,015
1,571	AmerisourceBergen Corp.	267,306
4,225	Amgen, Inc.	932,246
3,977	Baxter International, Inc.	161,943
2,248	Becton Dickinson & Co.	543,477
1,134	Biogen, Inc.*	336,129
1,458	BioMarin Pharmaceutical, Inc.*	126,759
11,285	Boston Scientific Corp.*	580,952
16,888	Bristol-Myers Squibb Co.	1,088,263
4,340	Centene Corp.*	270,859
2,322	Cigna Group (The)	574,486
12,405	CVS Health Corp.	843,912
5,135	Danaher Corp.	1,179,099
442	DaVita, Inc.*	41,402
272	Definitive Healthcare Corp.*	2,649
1,695	DENTSPLY SIRONA, Inc.	61,223
3,044	Dexcom, Inc.*	356,939
4,883	Edwards Lifesciences Corp.*	411,295
1,908	Elevance Health, Inc.	854,441
6,680	Eli Lilly & Co.	2,868,793
2,884	GE HealthCare Technologies, Inc.	229,307
9,926	Gilead Sciences, Inc.	763,706
1,708	HCA Healthcare, Inc.	451,237
1,942	Hologic, Inc.*	153,204
1,747	Horizon Therapeutics PLC*	174,752
998	Humana, Inc.	500,866
647	IDEXX Laboratories, Inc.*	300,706
1,241	Illumina, Inc.*	244,043
1,441	Incyte Corp.*	88,694
544	Insulet Corp.*	149,192
2,788	Intuitive Surgical, Inc.*	858,258
1,466	IQVIA Holdings, Inc.*	288,670
20,869	Johnson & Johnson	3,235,947
699	Laboratory Corp. of America Holdings	148,558
866	Maravai LifeSciences Holdings, Inc., Class A*	11,119
10,572	Medtronic PLC	874,939
20,064	Merck & Co., Inc.	2,215,266
2,627	Moderna, Inc.*	335,494
749	Neurocrine Biosciences, Inc.*	67,058
44,826	Pfizer, Inc.	1,704,285
817	Regeneron Pharmaceuticals, Inc.*	600,953

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
439	Repligen Corp.*	$ 73,717
1,143	ResMed, Inc.	240,933
2,780	Stryker Corp.	766,112
3,103	Thermo Fisher Scientific, Inc.	1,577,751
527	Ultragenyx Pharmaceutical, Inc.*	26,013
7,416	UnitedHealth Group, Inc.	3,613,372
1,101	Veeva Systems, Inc., Class A*	182,436
2,023	Vertex Pharmaceuticals, Inc.*	654,582
550	Waters Corp.*	138,171
1,658	Zimmer Biomet Holdings, Inc.	211,130

		36,367,474

Industrials – 8.6%
5,135	3M Co.	479,147
296	Acuity Brands, Inc.	44,604
1,223	AECOM	95,455
811	Allegion PLC	84,944
6,370	American Airlines Group, Inc.*	94,149
2,143	AMETEK, Inc.	310,885
423	Armstrong World Industries, Inc.	26,412
3,891	Automatic Data Processing, Inc.	813,180
254	Avis Budget Group, Inc.*	42,619
1,033	AZEK Co., Inc. (The)*	24,017
5,177	Boeing Co. (The)*	1,064,909
1,219	Booz Allen Hamilton Holding Corp.	122,607
1,204	Broadridge Financial Solutions, Inc.	176,651
7,775	Carrier Global Corp.	317,998
4,844	Caterpillar, Inc.	996,653
1,098	Ceridian HCM Holding, Inc.*	67,911
1,079	C.H. Robinson Worldwide, Inc.	102,009
2,279	ChargePoint Holdings, Inc.*(a)	22,038
808	Cintas Corp.	381,489
19,554	CSX Corp.	599,721
1,313	Cummins, Inc.	268,390
2,535	Deere & Co.	877,059
6,313	Delta Air Lines, Inc.*	229,351
3,719	Eaton Corp. PLC	654,172
5,304	Emerson Electric Co.	412,015
2,183	FedEx Corp.	475,850
3,295	Fortive Corp.	214,537
1,198	Fortune Brands Innovations, Inc.	72,419
312	FTI Consulting, Inc.*	58,659
10,117	General Electric Co.	1,027,179

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,681	Genpact Ltd.	$ 61,827
316	Hertz Global Holdings, Inc.*	4,955
6,290	Honeywell International, Inc.	1,205,164
497	Hubbell, Inc.	140,383
706	IDEX Corp.	140,607
2,843	Illinois Tool Works, Inc.	621,849
3,778	Ingersoll Rand, Inc.	214,062
1,186	Jacobs Solutions, Inc.	129,986
6,447	Johnson Controls International PLC	384,886
1,093	KBR, Inc.	64,509
1,767	L3Harris Technologies, Inc.	310,851
1,093	Leidos Holdings, Inc.	85,320
295	Lennox International, Inc.	81,275
520	Lincoln Electric Holdings, Inc.	88,223
2,124	Lockheed Martin Corp.	943,077
1,881	MDU Resources Group, Inc.	54,888
455	Mercury Systems, Inc.*	18,468
1,349	Northrop Grumman Corp.	587,476
1,539	nVent Electric PLC	66,762
613	Oshkosh Corp.	45,258
3,881	Otis Worldwide Corp.	308,578
866	Owens Corning	92,082
13,729	Raytheon Technologies Corp.	1,264,990
1,068	Rockwell Automation, Inc.	297,545
501	Schneider National, Inc., Class B	12,986
441	SiteOne Landscape Supply, Inc.*	60,810
5,843	Southwest Airlines Co.	174,530
973	Spirit AeroSystems Holdings, Inc., Class A	25,872
1,371	Stanley Black & Decker, Inc.	102,784
2,296	Sunrun, Inc.*	40,501
1,938	Textron, Inc.	119,904
556	Timken Co. (The)	39,782
2,137	Trane Technologies PLC	348,823
1,789	TransUnion	128,772
18,948	Uber Technologies, Inc.*	718,698
5,735	Union Pacific Corp.	1,104,102
3,215	United Airlines Holdings, Inc.*	152,600
6,862	United Parcel Service, Inc., Class B	1,145,954
647	United Rentals, Inc.	215,962
1,445	Verisk Analytics, Inc.	316,614
4,532	Waste Management, Inc.	733,821
1,894	WillScot Mobile Mini Holdings Corp.*	81,594
548	Woodward, Inc.	57,765

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
421	W.W. Grainger, Inc.	$ 273,237
1,667	Xylem, Inc.	167,033

		23,392,194

Information Technology – 28.7%
5,913	Accenture PLC, Class A	1,808,905
3,685	Adobe, Inc.*	1,539,556
13,006	Advanced Micro Devices, Inc.*	1,537,439
1,242	Akamai Technologies, Inc.*	114,413
4,075	Analog Devices, Inc.	724,087
697	ANSYS, Inc.*	225,542
121,058	Apple, Inc.	21,457,531
6,780	Applied Materials, Inc.	903,774
1,745	Autodesk, Inc.*	347,936
3,180	Broadcom, Inc.	2,569,313
2,190	Cadence Design Systems, Inc.*	505,693
1,372	Ciena Corp.*	64,127
442	Cirrus Logic, Inc.*	34,335
38,499	Cisco Systems, Inc.	1,912,245
2,267	Cloudflare, Inc., Class A*	156,786
5,917	Corning, Inc.	182,303
1,904	Dell Technologies, Inc., Class C	85,318
1,583	DocuSign, Inc.*	89,281
2,151	Dropbox, Inc., Class A*	49,516
1,738	Dynatrace, Inc.*	88,621
623	Elastic NV*	45,367
475	F5, Inc.*	70,101
959	First Solar, Inc.*	194,639
5,182	Fortinet, Inc.*	354,086
618	Gartner, Inc.*	211,887
4,486	Gen Digital, Inc.	78,684
1,255	GoDaddy, Inc., Class A*	92,092
10,314	Hewlett Packard Enterprise Co.	148,728
7,910	HP, Inc.	229,865
33,350	Intel Corp.	1,048,524
7,227	International Business Machines Corp.	929,320
2,215	Intuit, Inc.	928,351
530	Jamf Holding Corp.*	9,741
2,985	Juniper Networks, Inc.	90,654
1,669	Keysight Technologies, Inc.*	270,044
1,085	Lam Research Corp.	669,120
226	Littelfuse, Inc.	57,865
6,814	Marvell Technology, Inc.	398,551

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
8,721	Micron Technology, Inc.	$ 594,772
60,270	Microsoft Corp.	19,792,065
532	MongoDB, Inc.*	156,296
1,540	Motorola Solutions, Inc.	434,157
1,741	NetApp, Inc.	115,515
430	New Relic, Inc.*	30,294
19,054	NVIDIA Corp.	7,208,890
1,212	Okta, Inc.*	110,171
3,483	ON Semiconductor Corp.*	291,179
12,277	Oracle Corp.	1,300,625
2,396	Palo Alto Networks, Inc.*	511,282
331	Pegasystems, Inc.	16,007
2,260	Pure Storage, Inc., Class A*	65,065
9,022	QUALCOMM, Inc.	1,023,185
7,748	Salesforce, Inc.*	1,730,748
1,633	ServiceNow, Inc.*	889,626
1,018	Smartsheet, Inc., Class A*	50,472
1,307	Splunk, Inc.*	129,772
1,222	Synopsys, Inc.*	555,961
818	Teradata Corp.*	38,331
1,256	Teradyne, Inc.	125,839
7,311	Texas Instruments, Inc.	1,271,237
677	Thoughtworks Holding, Inc.*	5,578
2,288	Trimble, Inc.*	106,781
1,396	Twilio, Inc., Class A*	97,190
329	Tyler Technologies, Inc.*	130,600
1,678	VMware, Inc., Class A*	228,695
2,551	Western Digital Corp.*	98,800
991	Wolfspeed, Inc.*	47,608
1,602	Workday, Inc., Class A*	339,608
478	Zebra Technologies Corp., Class A*	125,508
1,976	Zoom Video Communications, Inc., Class A*	132,649
676	Zscaler, Inc.*	91,584

		78,070,430

Materials – 2.5%
2,015	Air Products and Chemicals, Inc.	542,317
1,063	Albemarle Corp.	205,722
611	AptarGroup, Inc.	68,731
741	Avery Dennison Corp.	119,397
2,055	Axalta Coating Systems Ltd.*	59,615
2,868	Ball Corp.	146,727
987	Celanese Corp.	102,668

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
1,779	CF Industries Holdings, Inc.	$ 109,426
4,642	Cleveland-Cliffs, Inc.*	64,431
6,888	Corteva, Inc.	368,439
6,406	Dow, Inc.	312,485
4,275	DuPont de Nemours, Inc.	287,237
1,087	Eastman Chemical Co.	83,797
2,259	Ecolab, Inc.	372,848
12,970	Freeport-McMoRan, Inc.	445,390
2,316	International Flavors & Fragrances, Inc.	179,004
3,227	International Paper Co.	95,003
4,506	Linde PLC	1,593,592
2,335	LyondellBasell Industries NV, Class A	199,736
580	Martin Marietta Materials, Inc.	230,863
7,225	Newmont Corp.	292,974
2,330	Nucor Corp.	307,700
855	Packaging Corp. of America	106,046
367	Scotts Miracle-Gro Co. (The)	23,194
1,874	SSR Mining, Inc. (Canada)	27,679
1,230	Vulcan Materials Co.	240,465
2,357	Westrock Co.	66,020

		6,651,506

Real Estate – 2.9%
4,274	American Homes 4 Rent, Class A REIT	146,513
6,468	American Tower Corp. REIT	1,192,958
2,083	Apartment Income REIT Corp. REIT	72,259
1,939	AvalonBay Communities, Inc. REIT	337,347
2,178	Boston Properties, Inc. REIT	106,003
1,440	Camden Property Trust REIT	150,437
4,381	CBRE Group, Inc., Class A*	328,224
6,002	Crown Castle, Inc. REIT	679,486
3,987	Digital Realty Trust, Inc. REIT	408,508
1,285	Equinix, Inc. REIT	958,032
5,149	Equity Residential REIT	313,059
903	Essex Property Trust, Inc. REIT	195,102
4,012	Iron Mountain, Inc. REIT	214,321
1,485	JBG SMITH Properties REIT	21,028
661	Jones Lang LaSalle, Inc.*	92,765
8,394	Kimco Realty Corp. REIT	154,282
12,837	Prologis, Inc. REIT	1,598,848
1,483	SBA Communications Corp. REIT	328,900
889	SL Green Realty Corp. REIT	20,563
4,498	UDR, Inc. REIT	178,436

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
10,229	Weyerhaeuser Co. REIT	$ 293,163
785	Zillow Group, Inc., Class A*	35,160
2,194	Zillow Group, Inc., Class C*	100,068

		7,925,462

Utilities – 2.5%
7,362	AES Corp. (The)	145,326
2,839	Ameren Corp.	230,158
5,681	American Electric Power Co., Inc.	472,205
2,134	American Water Works Co., Inc.	308,256
784	Avangrid, Inc.	29,423
9,192	Dominion Energy, Inc.	462,174
2,146	DTE Energy Co.	230,910
8,506	Duke Energy Corp.	759,501
4,150	Edison International	280,208
2,243	Entergy Corp.	220,263
3,804	Eversource Energy	263,351
10,969	Exelon Corp.	434,921
22,003	NextEra Energy, Inc.	1,616,340
2,348	NRG Energy, Inc.	79,339
5,499	Public Service Enterprise Group, Inc.	328,565
3,476	Sempra Energy	498,910
4,335	Vistra Corp.	103,910
6,022	Xcel Energy, Inc.	393,176

		6,856,936

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $230,816,464)		$270,969,599

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
88,914	5.003%	$ 88,914
(Cost $88,914)

TOTAL INVESTMENTS – 99.7% (Cost $230,905,378)		$271,058,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		827,541

NET ASSETS – 100.0%		$271,886,054

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 90.0%
Communication Services – 5.1%
1,829	Alphabet, Inc., Class A*	$ 224,729
156	Electronic Arts, Inc.	19,968
358	Fox Corp., Class A	11,169
202	New York Times Co. (The), Class A	7,155
115	Omnicom Group, Inc.	10,142
464	Pinterest, Inc., Class A*	11,108
127	T-Mobile US, Inc.*	17,431
446	Walt Disney Co. (The)*	39,230

		340,932

Consumer Discretionary – 7.9%
113	Airbnb, Inc., Class A*	12,404
143	Aptiv PLC*	12,596
10	AutoZone, Inc.*	23,868
11	Booking Holdings, Inc.*	27,597
13	Chipotle Mexican Grill, Inc.*	26,994
17	Deckers Outdoor Corp.*	8,075
36	Domino’s Pizza, Inc.	10,435
88	Genuine Parts Co.	13,106
135	Hilton Worldwide Holdings, Inc.	18,376
189	Home Depot, Inc. (The)	53,572
148	Las Vegas Sands Corp.*	8,159
143	LKQ Corp.	7,543
153	Lowe’s Cos., Inc.	30,773
117	Marriott International, Inc., Class A	19,631
162	McDonald’s Corp.	46,188
14	MercadoLibre, Inc. (Brazil)*	17,346
278	NIKE, Inc., Class B	29,262
26	O’Reilly Automotive, Inc.*	23,486
172	Ross Stores, Inc.	17,823
300	Starbucks Corp.	29,292
416	TJX Cos., Inc. (The)	31,945
70	Tractor Supply Co.	14,671
32	Ulta Beauty, Inc.*	13,115
41	Vail Resorts, Inc.	9,971
139	Yum! Brands, Inc.	17,888

		524,116

Consumer Staples – 8.5%
97	Church & Dwight Co., Inc.	8,968
99	Clorox Co. (The)	15,660

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
918	Coca-Cola Co. (The)	$ 54,768
344	Colgate-Palmolive Co.	25,587
89	Constellation Brands, Inc., Class A	21,624
89	Costco Wholesale Corp.	45,529
82	Dollar General Corp.	16,489
139	Dollar Tree, Inc.*	18,748
62	Estee Lauder Cos., Inc. (The), Class A	11,410
184	General Mills, Inc.	15,485
50	Hershey Co. (The)	12,985
547	Keurig Dr Pepper, Inc.	17,023
172	Kimberly-Clark Corp.	23,096
256	Kraft Heinz Co. (The)	9,784
124	Lamb Weston Holdings, Inc.	13,789
150	McCormick & Co., Inc.	12,859
297	Mondelez International, Inc., Class A	21,803
295	PepsiCo, Inc.	53,793
493	Procter & Gamble Co. (The)	70,253
175	Reynolds Consumer Products, Inc.	4,802
269	Sysco Corp.	18,817
156	Target Corp.	20,425
360	Walmart, Inc.	52,873

		566,570

Energy – 0.9%
71	Diamondback Energy, Inc.	9,027
611	Kinder Morgan, Inc.	9,843
192	Occidental Petroleum Corp.	11,071
195	ONEOK, Inc.	11,049
592	Williams Cos., Inc. (The)	16,967

		57,957

Financials – 8.7%
214	Aflac, Inc.	13,741
126	American Express Co.	19,979
91	Aon PLC, Class A	28,054
85	Arthur J Gallagher & Co.	17,028
35	BlackRock, Inc.	23,014
115	Chubb Ltd.	21,367
106	CME Group, Inc.	18,948
39	FactSet Research Systems, Inc.	15,011
222	Fiserv, Inc.*	24,906

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
107	Global Payments, Inc.	$ 10,453
192	Intercontinental Exchange, Inc.	20,342
536	JPMorgan Chase & Co.	72,741
148	Marsh & McLennan Cos., Inc.	25,631
175	Mastercard, Inc., Class A	63,879
63	Moody’s Corp.	19,963
40	MSCI, Inc.	18,821
226	Nasdaq, Inc.	12,509
292	PayPal Holdings, Inc.*	18,101
101	Travelers Cos., Inc. (The)	17,093
335	Visa, Inc., Class A	74,045
714	Wells Fargo & Co.	28,424
88	Willis Towers Watson PLC	19,259

		583,309

Health Care – 16.2%
438	Abbott Laboratories	44,676
355	AbbVie, Inc.	48,976
118	Agilent Technologies, Inc.	13,649
46	Alnylam Pharmaceuticals, Inc.*	8,510
61	AmerisourceBergen Corp.	10,379
132	Amgen, Inc.	29,126
113	Becton Dickinson & Co.	27,319
482	Boston Scientific Corp.*	24,813
450	Bristol-Myers Squibb Co.	28,998
96	Bruker Corp.	6,633
69	Cigna Group (The)	17,071
24	Cooper Cos., Inc. (The)	8,917
306	CVS Health Corp.	20,817
145	Danaher Corp.	33,295
226	DENTSPLY SIRONA, Inc.	8,163
123	Dexcom, Inc.*	14,423
186	Edwards Lifesciences Corp.*	15,667
71	Elevance Health, Inc.	31,795
165	Eli Lilly & Co.	70,861
282	Gilead Sciences, Inc.	21,697
62	HCA Healthcare, Inc.	16,380
154	Henry Schein, Inc.*	11,381
237	Hologic, Inc.*	18,697
48	Humana, Inc.	24,090
31	IDEXX Laboratories, Inc.*	14,408

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
87	Intuitive Surgical, Inc.*	$ 26,782
58	IQVIA Holdings, Inc.*	11,421
452	Johnson & Johnson	70,087
42	McKesson Corp.	16,415
458	Merck & Co., Inc.	50,568
10	Mettler-Toledo International, Inc.*	13,219
108	Moderna, Inc.*	13,793
45	Molina Healthcare, Inc.*	12,325
117	Quest Diagnostics, Inc.	15,520
35	Regeneron Pharmaceuticals, Inc.*	25,745
109	Stryker Corp.	30,038
89	Thermo Fisher Scientific, Inc.	45,253
175	UnitedHealth Group, Inc.	85,267
105	Veeva Systems, Inc., Class A*	17,398
89	Vertex Pharmaceuticals, Inc.*	28,798
162	Zimmer Biomet Holdings, Inc.	20,629
161	Zoetis, Inc.	26,245

		1,080,244

Industrials – 12.7%
113	AMETEK, Inc.	16,393
127	Automatic Data Processing, Inc.	26,542
162	Boeing Co. (The)*	33,323
89	Booz Allen Hamilton Holding Corp.	8,952
28	CACI International, Inc., Class A*	8,378
397	Carrier Global Corp.	16,237
130	Caterpillar, Inc.	26,748
66	C.H. Robinson Worldwide, Inc.	6,240
44	Cintas Corp.	20,774
137	Copart, Inc.*	12,000
155	CoStar Group, Inc.*	12,307
108	Eaton Corp. PLC	18,997
68	EMCOR Group, Inc.	11,209
201	Emerson Electric Co.	15,614
56	Equifax, Inc.	11,683
122	Expeditors International of Washington, Inc.	13,458
348	Fastenal Co.	18,740
74	FedEx Corp.	16,131
181	Fortive Corp.	11,785
66	General Dynamics Corp.	13,476
291	General Electric Co.	29,545

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
101	Graco, Inc.	$ 7,725
191	Honeywell International, Inc.	36,596
244	Howmet Aerospace, Inc.	10,431
32	Hubbell, Inc.	9,039
40	IDEX Corp.	7,966
91	Illinois Tool Works, Inc.	19,904
311	Ingersoll Rand, Inc.	17,621
47	J.B. Hunt Transport Services, Inc.	7,848
300	Johnson Controls International PLC	17,910
58	L3Harris Technologies, Inc.	10,203
73	Lockheed Martin Corp.	32,413
40	MSA Safety, Inc.	5,502
39	Nordson Corp.	8,499
43	Northrop Grumman Corp.	18,726
36	Old Dominion Freight Line, Inc.	11,176
275	Otis Worldwide Corp.	21,865
41	Parker-Hannifin Corp.	13,138
221	Paychex, Inc.	23,190
45	Paycom Software, Inc.	12,606
416	Raytheon Technologies Corp.	38,330
44	Rockwell Automation, Inc.	12,258
170	Rollins, Inc.	6,684
49	Tetra Tech, Inc.	6,736
154	Union Pacific Corp.	29,648
202	United Parcel Service, Inc., Class B	33,734
57	Verisk Analytics, Inc.	12,489
153	Waste Management, Inc.	24,774
143	Westinghouse Air Brake Technologies Corp.	13,246
28	W.W. Grainger, Inc.	18,173
119	Xylem, Inc.	11,924

		848,886

Information Technology – 24.4%
139	Accenture PLC, Class A	42,523
87	Akamai Technologies, Inc.*	8,014
138	Amdocs Ltd.	12,995
230	Amphenol Corp., Class A	17,354
152	Analog Devices, Inc.	27,009
53	ANSYS, Inc.*	17,150
2,443	Apple, Inc.	433,022
76	Arista Networks, Inc.*	12,642

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
74	Cadence Design Systems, Inc.*	$ 17,087
926	Cisco Systems, Inc.	45,994
454	Corning, Inc.	13,988
189	Dynatrace, Inc.*	9,637
347	Fortinet, Inc.*	23,711
53	Gartner, Inc.*	18,172
92	GoDaddy, Inc., Class A*	6,751
835	Intel Corp.	26,252
199	International Business Machines Corp.	25,589
71	Intuit, Inc.	29,758
222	Juniper Networks, Inc.	6,742
95	Keysight Technologies, Inc.*	15,371
43	KLA Corp.	19,049
1,168	Microsoft Corp.	383,560
92	Motorola Solutions, Inc.	25,937
400	NVIDIA Corp.	151,336
733	Palantir Technologies, Inc., Class A*	10,782
142	PTC, Inc.*	19,085
48	Qualys, Inc.*	6,060
56	Roper Technologies, Inc.	25,436
209	Salesforce, Inc.*	46,686
35	Synopsys, Inc.*	15,924
135	TE Connectivity Ltd.	16,535
26	Teledyne Technologies, Inc.*	10,105
234	Texas Instruments, Inc.	40,688
25	Tyler Technologies, Inc.*	9,924
49	VeriSign, Inc.*	10,943
83	Workday, Inc., Class A*	17,595
46	Zebra Technologies Corp., Class A*	12,078

		1,631,484

Materials – 1.7%
76	Air Products and Chemicals, Inc.	20,455
55	Avery Dennison Corp.	8,862
245	Dow, Inc.	11,951
109	Ecolab, Inc.	17,990
69	FMC Corp.	7,182
108	International Flavors & Fragrances, Inc.	8,347
96	Linde PLC	33,951
91	RPM International, Inc.	7,261

		115,999

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 1.4%
31	Equinix, Inc. REIT	$ 23,112
230	Equity Residential REIT	13,984
114	Extra Space Storage, Inc. REIT	16,447
185	Prologis, Inc. REIT	23,041
70	Public Storage REIT	19,831

		96,415

Utilities – 2.5%
156	Ameren Corp.	12,647
238	American Electric Power Co., Inc.	19,783
78	Atmos Energy Corp.	8,992
162	Consolidated Edison, Inc.	15,115
112	Constellation Energy Corp.	9,410
221	Duke Energy Corp.	19,733
137	Evergy, Inc.	7,925
357	Exelon Corp.	14,155
336	FirstEnergy Corp.	12,563
95	Pinnacle West Capital Corp.	7,342
123	Sempra Energy	17,654
322	Xcel Energy, Inc.	21,023

		166,342

TOTAL INVESTMENTS – 90.0% (Cost $5,841,772)		$6,012,254

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.0%		665,996

NET ASSETS – 100.0%		$6,678,250

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS DEFENSIVE EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	3	06/16/23	$628,575	$44,402

PURCHASED & WRITTEN OPTIONS CONTRACTS — At May 31, 2023, the Portfolio had the following purchased option contracts:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
S&P 500 Index	4,110.000	06/30/2023	31	$6,370,500	$53,863	$49,249	$4,614

Total purchased option contract			31	$6,370,500	$53,863	$49,249	$4,614

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Written Option Contracts:
Calls
S&P 500 Index	4,310.000	06/30/2023	(31)	$(6,680,500)	$(42,238)	$(62,352)	$20,114

Puts
S&P 500 Index	3,850.000	06/30/2023	(31)	(5,967,500)	(15,887)	(15,463)	(424)

Total written option contracts			(62)	$(12,648,000)	$(58,125)	$(77,815)	$19,690

GOLDMAN SACHS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

GOLDMAN SACHS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which

GOLDMAN SACHS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. At May 31, 2020 the Funds did not hold Level 3 securities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and classified in the fair value hierarchy as of May 31, 2023:

BLOOMBERG CLEAN ENERGY EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,635,978	$28,568	$—
Europe	2,342,981	—	—
North America	3,951,059	—	—
South America	29,247	10,877	—
Securities Lending Reinvestment Vehicle	439,614	—	—

Total	$9,398,879	$39,445	$—

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$437,920,563	$—	$—

Total	$437,920,563	$—	$—

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,016,829	$—	$—
Europe	2,410,888	—	—
North America	116,489,540	—	—
South America	2,336,754	—	—

Total	$126,254,011	$—	$—

GOLDMAN SACHS EQUITY ETF

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$45,951,021	$484,400	$—
Europe	29,277,391	—	—
North America	243,218,025	—	—
Oceania	475,268	—	—
South America	4,107,716	—	—
Rights	—	28,403	—
Exchange-Traded Funds	610,516	—	—
Securities Lending Reinvestment Vehicle	10,948,095	—	—

Total	$334,588,032	$512,803	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$270,969,599	$—	$—
Securities Lending Reinvestment Vehicle	88,914	—	—

Total	$271,058,513	$—	$—

DEFENSIVE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$5,994,908	$—	$—
South America	17,346	—	—

Total	$6,012,254	$—	$—

Derivative Type

Assets
Futures(b)	$44,402	$—	$—
Purchased Put Options	53,863	—	—

Total	$98,265	$—	$—

Liabilities
Written Put Options	$(58,125)	$—	$—

Total	$(58,125)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS EQUITY ETF

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2023, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS EQUITY ETF

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May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk (each Fund except Goldman Sachs Defensive Equity ETF) — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, and JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS EQUITY ETF

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May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index (except Goldman Sachs Defensive Equity ETF) trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk (each Fund except Goldman Sachs Defensive Equity ETF) — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.